The Commerce Funds


Semi-Annual Report - April 30, 1999


[GRAPHIC APPEARS HERE]


commerce funds

Building on Your Values

The value of a shared perspective

At The Commerce Funds, we have a simple, straightforward mission: to build relationships that have lasting value to our clients.

We achieve our mission by keeping our focus squarely on what matters most: the financial success and well-being of the customers we serve. At The Commerce Funds, looking at the world through our customers' eyes has helped us to create a family of mutual funds designed to assist you in meeting the financial challenges that lie ahead.

The power of professional commitment

Behind each of The Commerce Funds is a consistent, long-term investment philosophy and a commitment to the highest investment standards. Our success in helping investors like you reach their financial goals has proven the wisdom of this careful, disciplined approach to investing.

Your relationship with The Commerce Funds is built on a foundation of shared values and many years of investment experience. Working from this solid foundation, we're equipped to help our customers meet the challenge of investing for a lifetime.

Strength, insight, and service: good reasons to invest with The Commerce Funds.


                               The Commerce Funds

                              International Equity
                                     MidCap
                                     Growth
       RISK                    Growth and Income        POTENTIAL RETURN
[DOWNWARD FACING ARROW              Balanced           [UPWARD FACING ARROW
 APPEARS HERE]                 Missouri Tax-Free         APPEARS HERE]
                               Intermediate Bond
                               National Tax-Free
                               Intermediate Bond
                                      Bond
                             Short-Term Government


In general, greater returns are associated with greater risks.

                                                                 COMMERCE FUNDS
Shareholder Letter
 Dear Shareholder,
 We are pleased to provide you this semiannual update on The Commerce Funds.
 In this report, you will find performance and financial information about each of the nine Commerce Funds portfolios. To help you put that information in context, we offer the following economic and financial market update.

                   Market and Economic Update

                   In our view, a policy change of fundamental importance oc-curred in the fall of 1998 which proved to be the primary catalyst for financial markets over the past six months. This policy change was signaled by President Clinton at the time of the meeting of the G-7 countries in Washington, D.C. last October. He stated, "the balance of risks has now shifted from inflation to slowdown. The principal goal of policy-makers must now be growth. The most important thing we can do is to keep our economy growing." This was a sig-nal to the world that steps, both monetary and fiscal, should be taken in order to revive world economic growth. We have seen substantial follow-through on the monetary side by the central banks of the world. In the United States, the Federal Reserve reduced the Federal Funds rate three times by a total of 0.75%.

                   As a consequence, stock and bond markets in the United States, as well as other countries, reacted as one would expect, sharply reversing their results over the prior six months. From November 1, 1998 through April 30, 1999, the S&P 500 Stock Index rose 31.4%, while the Lehman Government/Corporate Bond Index returned approximately (0.12)%. The prospect for faster economic growth favors stocks as the outlook for corporate profits improves while, at the same time, rising demand for credit and the poten-tial for inflationary pressures makes the outlook for bonds more uncertain.

                   The character of the various markets has also been influ-enced by this change. In the bond market, the flight to quality which marked the bond rally of 1998 gave way to a shift toward lower credit instruments. Over the past six months, returns for corporate, mortgage-backed, and asset-backed securities were modestly positive, while returns for government securities were slightly negative.

                   In the equity market, we witnessed a continuation of last year's trend toward large capitalization growth stocks to the detriment of both small companies and more value-ori-ented companies. Underneath the results for the six months, however, a change in market focus has occurred. Starting in April, a substantial change in these prior trends began to emerge with both the indices for small capitalization stocks and value stocks outpacing the S&P 500 Index ("S&P 500"). Again we attribute this to the improved outlook for world growth later in 1999 and into the year 2000. As eco-nomic growth and, subsequently, profits begin to broaden, more companies beyond the narrowly focused leadership in the S&P 500 will benefit. The result going forward will likely be more modest performance by the capitalization weighted, growth oriented S&P 500, but better results from many of the broader market indices.

COMMERCE FUNDS

                   While remaining generally positive in our outlook for the economy, both in the United States and worldwide, we have grown increasingly cautious about the U.S. equity market. Numerous valuation measures of the U.S. equity market have reached historical extremes and there are signs of specula-tive excesses. As a result, we expect a more difficult pe-riod ahead for the equity market marked by greater volatility. In such periods, it is important to remain fo-cused on long-term objectives and maintain adequate diver-sification.

                   In the following pages, the Equity and Fixed-Income invest-ment teams offer their comments on how each Commerce Fund fared over the past six months and what strategies they are employing for the future. We appreciate your investment and we look forward to helping you build on your investment values over the long-term. We are pleased to have you as a Commerce Funds shareholder.

                   Sincerely,

                   Peter F. Mackie
                   President
                   Investment Management Group
                   Commerce Bank, N.A.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND
Shareholder Letter

 Dear Shareholder,
 We are pleased to report on the performance of the Commerce Short-Term Gov-ernment Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Insti-tutional Shares of the Fund had a total return of 0.85%, based on Net Asset Value (NAV) (assumes expense waivers and reimbursements). The Service Shares had a total return of 0.73% for the same time period, based on NAV (assumes ex-pense waivers and reimbursements). This compares to the Lipper Short-Term U.S. Government Funds Index six-month re-turn of 1.04% and the Salomon Brothers 1-5 Year Treasury/Government Sponsored Index six-month return of 0.74%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities, or spon-sored enterprises.)

                   Portfolio Highlights

                 . The Fund was positioned with a near maximum maturity dur-
                   ing the first half of the fiscal period. We sought to add value for our shareholders by investing in higher-yielding securities, including mortgage-backed securities with short, stable average lives.

                 . We expect that well structured mortgage securities will
                   continue to provide good risk adjusted returns.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Principal             Interest                       Maturity
    Amount                Rate                           Date                              Value

  Collateralized Mortgage Obligations - 29.9%
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
  $  250,000              5.00%                        03/25/28                     $    220,527
  CMC Securities Corp. REMIC Series 1993-B, Class B4
     148,324              6.85                         04/25/23                          147,912
  Countrywide Home Loans, Inc Series 1997-4, Class A
     407,093              8.00                         07/25/27                          417,416
  Federal Home Loan Mortgage Corp.
   2,000,000              5.00                         01/15/04                        1,945,620
  Federal Home Loan Mortgage Corp. REMIC PAC
   Series 1205, Class G
     243,082              7.00                         03/15/07                          247,107
  Federal Home Loan Mortgage Corp. REMIC PAC
   Series 1360, Class PE
      77,258              3.50                         12/15/17                           76,847
  Federal Home Loan Mortgage Corp. REMIC PAC
   Series 1526, Class N
     965,913              6.50                         12/15/22                          972,848
  Federal Home Loan Mortgage Corp. REMIC PAC
   Series 1619, Class EC
     329,081              5.60                         11/15/23                          328,051
  Federal Home Loan Mortgage Corp. REMIC
   Series 1112, Class F
       4,290              8.40                         01/15/21                            4,281
  Federal Home Loan Mortgage Corp. REMIC
   Series 1574, Class P
      39,373              6.50                         07/15/23                           39,459
  Federal Home Loan Mortgage Corp. REMIC
   Series 1617, Class C
     149,000              6.50                         02/15/23                          146,811
  Federal Home Loan Mortgage Corp. REMIC
   Series 1632, Class B
     200,000              6.00                         11/15/23                          189,374
  Federal Home Loan Mortgage Corp. REMIC
   Series 1727, Class E
     649,610              6.50                         04/15/18                          655,495
  Federal Home Loan Mortgage Corp. Series 180, Class G
     199,934              8.00                         09/15/21                          200,746
  Federal Home Loan Mortgage Corp. Series 1255, Class G
     178,600              7.50                         07/15/21                          181,056
  Federal Home Loan Mortgage Corp. Series 1650, Class K
     880,000              6.50                         01/15/24                          866,216
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
     500,000              6.60                         08/15/22                          508,125
  Federal Home Loan Mortgage Corp. Series 2032, Class L
     533,476             10.34(a)                      09/15/27                          527,704
  Federal Home Loan Mortgage Corp. Series 2103, Class TE
     385,000              6.00                         12/15/28                          362,739
  Federal National Mortgage Assn. REMIC PAC
   Series 1991-118, Class K
     215,206              7.00                         08/25/21                          216,953
  Federal National Mortgage Assn. REMIC PAC
   Series 1992-129, Class G
      94,993              4.00                         06/25/18                           94,339

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                                Value

  Collateralized Mortgage Obligations - (continued)
  Federal National Mortgage Assn. REMIC PAC
   Series 1992-49, Class H
  $   19,173               7.00%                        05/25/20                       $     19,119
  Federal National Mortgage Assn. REMIC PAC
   Series 1993-208, Class L
      17,837               6.50                         03/25/23                             17,898
  Federal National Mortgage Assn. REMIC PAC
   Series 1996-28, Class PE
     281,000               6.50                         03/25/20                            284,864
  Federal National Mortgage Assn. REMIC PAC
   Series G92-35, Class D
     210,000               4.50                         08/25/21                            204,945
  Federal National Mortgage Assn. REMIC
   Series 1992-1, Class E
     363,331               7.50                         01/25/07                            372,527
  Federal National Mortgage Assn. REMIC
   Series 1993-225C, Class NE
   1,750,390               6.50                         12/25/22                          1,720,844
  Federal National Mortgage Assn. REMIC
   Series 1993-245, Class N
     200,000               6.50                         12/25/23                            198,750
  Federal National Mortgage Assn. REMIC
   Series 1993-76, Class A
     357,532               6.00                         06/25/08                            357,085
  Federal National Mortgage Assn. REMIC
   Series 1994-23, Class A
     117,706               6.00                         12/25/22                            117,374
  Federal National Mortgage Assn. REMIC
   Series G94-9, Class C
     192,399               6.25                         04/17/10                            191,737
  Federal National Mortgage Assn. REMIC
   Series X-130A, Class H
     510,000               6.30                         09/25/18                            513,825
  Federal National Mortgage Assn. REMIC
   Series X-225C, Class G
     630,334               6.50                         11/25/22                            618,516
  Federal National Mortgage Assn. REMIC
   Series X-225C, Class NB
     893,191               6.50                         12/25/22                            893,468
  Federal National Mortgage Assn. REMIC
   Series X-225C, Class NC
   3,229,000               6.50                         03/25/23                          3,231,002
  Federal National Mortgage Assn. Series 1993-139,
   Class KB
     625,069               7.00                         11/25/00                            629,557
  Federal National Mortgage Assn. Series 1993-183,
   Class K
     500,000               6.50                         07/25/23                            496,405
  Federal National Mortgage Assn. Series 1995-19E,
   Class L
     213,231               6.25                         08/25/08                            210,032
  Federal National Mortgage Assn. Series 1998-63,
   Class PL
     530,000               6.00                         11/25/27                            505,652

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Collateralized Mortgage Obligations - (continued)
  GE Capital Mortgage Services, Inc. REMIC
   Series 1997-8, Class A11
  $1,500,000               7.25%                        10/25/27                         $1,478,565
  GE Capital Mortgage Services, Inc. Series 1993-16,
   Class A4
      30,031               6.25                         12/25/23                             29,984
  Independent National Mortgage Corp. REMIC
   Series 1995-M, Class A1
      20,669               7.50                         09/25/25                             20,585
  Prudential Home Mortgage Securities Co. REMIC PAC Series 1993-3, Class A6
   3,966,376               7.40                         02/25/08                          4,069,224
  Prudential Home Mortgage Securities Series 1993-43,
   Class A1
     245,712               5.40                         10/25/23                            244,712
  Prudential Home Mortgage Securities Series 1993-28,
   Class M
   1,270,763               7.38                         08/25/23                          1,293,300
  Residential Accredit Loans, Inc. Series 1999-QS2,
   Class A5
   1,750,000               6.50                         02/25/29                          1,648,815
  Residential Funding Mortgage Securities I, Inc.
   REMIC PAC Series 1994-S1, Class A7
     108,215               6.57                         01/25/24                            108,023
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1995-S12,
   Class A2
   1,107,482               7.25                         08/25/10                          1,116,474
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1997-S3,
   Class A3
     250,000               7.30                         03/25/07                            252,724
  Residential Funding Mortgage Securities
   Series 1993-S49, Class A2
     466,938               6.00                         12/25/08                            467,082
  Saxon Mortgage Securities Corp. REMIC
   Series 1993-8A, Class 1A5
     500,000               7.38                         09/25/23                            507,562
  Securitized Asset Sales, Inc. Series 1993-7, Class T
     470,000               6.25                         12/25/23                            461,625
 --------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (cost $30,480,586)                                                                   $ 30,631,901
 --------------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 5.6%
  Federal Home Loan Mortgage Corp.
  $   12,678               8.75%                        02/01/01                       $     12,853
      19,647               8.75                         04/01/01                             20,844
     167,613               8.25                         08/01/01                            170,756
     106,955               7.75                         09/01/07                            109,983
  Federal National Mortgage Assn.
     309,077               8.00                         12/01/07                            320,040
     346,649               6.50                         02/01/12                            349,904

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Mortgage-Backed Pass-Through Obligations - (continued)
  Federal National Mortgage Assn. - (continued)
  $  155,608              9.00%                       07/01/24                     $    166,485
   1,040,743              7.50                        10/01/27                        1,069,686
   1,001,406              7.00                        04/01/28                        1,014,544
   1,255,493              7.00                        05/01/28                        1,271,965
     650,417              7.00                        12/01/28                          658,951
  Government National Mortgage Assn.
     237,697              8.00                        10/15/16                          249,433
     308,953              8.00                        07/15/17                          324,014
 ----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH
  OBLIGATIONS
  (cost $5,718,542)                                                                $  5,739,458
 ----------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 57.5%
  Federal Agriculture Mortgage Corp.
  $  500,000              6.69%                       02/10/00                     $    505,380
  Federal Farm Credit Bank
   5,000,000              4.70(a)                     05/26/99                        4,983,750
   1,000,000              7.17                        04/03/00                        1,017,030
   1,000,000              6.10                        11/19/01                        1,017,340
  Federal Home Loan Bank
   7,000,000              4.69(a)                     05/19/99                        6,983,655
   1,000,000              6.32                        02/01/00                        1,006,870
     530,000              7.13                        03/27/00                          538,114
   1,250,000              7.44                        08/10/01                        1,304,687
   1,000,000              6.53                        08/28/01                        1,025,000
   1,750,000              6.63                        08/28/01                        1,799,227
     965,000              7.56                        02/27/02                        1,015,662
   4,000,000              7.17                        07/22/02                        4,193,760
   2,000,000              5.13                        09/15/03                        1,964,060
   1,630,000              6.89                        04/06/04                        1,707,425
   1,700,000              5.43                        09/24/08                        1,634,125
  Federal Home Loan Mortgage Corp.
   3,500,000              4.80(a)                     05/05/99                        3,498,145
   5,000,000              4.69(a)                     05/14/99                        4,991,550
     500,000              7.90                        01/27/00                          508,985
   1,000,000              6.52                        08/25/00                        1,015,940
     500,000              6.70                        07/25/01                          513,830
     200,000              5.75                        04/15/08                          198,374
  Federal National Mortgage Assn.
     750,000              8.35                        11/10/99                          761,370
   1,000,000              9.20                        09/11/00                        1,051,090
   3,500,000              5.72                        01/09/01                        3,519,670
     250,000              6.18                        03/15/01                          253,593
     500,000              6.63                        04/18/01                          511,560
     700,000              6.38                        08/14/01                          714,987
     500,000              7.50                        02/11/02                          525,235
   3,300,000              5.75                        04/15/03                        3,321,153
     330,000              6.05                        05/29/03                          330,360
     625,000              7.40                        07/01/04                          670,994
     215,000              7.88                        02/24/05                          237,139
     500,000              7.65                        03/10/05                          546,330
  Israel Aid Series 5A
   2,000,000              7.75                        11/15/99                        2,027,220

      The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Principal             Interest                     Maturity
    Amount                Rate                         Date                             Value

  U.S. Government Agency Obligations - (continued)
  Student Loan Marketing Assn.
  $  180,000              6.05%                      09/14/00                     $    181,885
  Tennessee Valley Authority 1989, Series D
     800,000              8.38                       10/01/99                          810,128
     575,000              6.00                       11/01/00                          581,199
  U.S. Department of Housing & Urban Development
   Series 1994-A
     100,000              6.44                       08/01/02                          102,329
  U.S. Department of Housing & Urban Development
   Series 1995-A
   1,250,000              8.15                       08/01/00                        1,286,550
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (cost $59,172,717)                                                              $ 58,855,701
 ----------------------------------------------------------------------------------------------
  U.S. Treasury Obligation - 0.6%
  United States Treasury Note
  $  600,000              5.75%                      08/15/03                     $    610,968
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (cost $612,515)                                                                 $    610,968
 ----------------------------------------------------------------------------------------------
  Repurchase Agreement - 6.1%
  State Street Bank & Trust Company(b)
  $6,286,000              4.72%                      05/03/99                     $  6,286,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $6,286,000)                                                               $  6,286,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $102,270,360)(c)                                                          $102,124,028
 ----------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
   value exceeds cost                                                             $    589,868
  Gross unrealized loss for investments in which
   cost exceeds value                                                                 (736,200)
 ----------------------------------------------------------------------------------------------
  Net unrealized loss                                                             $   (146,332)
 ----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 (a) The rate disclosed for this security represents the yield to maturity.
 (b) The Repurchase Agreement is fully Collateralized by U.S. Treasury securi-ties.
 (c) The cost stated also represents aggregate cost for federal income.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC --Planned Amortization Class
 REMIC --Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND
Shareholder Letter

 Dear Shareholder,
 We are pleased to report on the performance of the Commerce Bond Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Insti-tutional Shares of the Fund had a total return of 1.25%, based on Net Asset Value (NAV). The Service Shares had a total return of 1.12% for the same time period, based on NAV. This compares to the Lipper Intermediate Investment Grade Debt Funds Index six-month return of 0.70% and the Lehman Brothers Aggregate Bond Index six-month return of 0.69%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities, or spon-sored enterprises.)

                   Portfolio Highlights

                 . The Fund shortened its duration during the first half of the fiscal year. We continued to run our duration slightly short of our benchmark. Strong economic activity in the United States has made the bond market fearful of a rise in inflation. This has caused rates to rise from their lows of last October.

                 . Rates rose across the curve as the financial crisis of
                   last summer faded. The markets in the Far East started to rally as the worst for those countries seemed over. Even the devaluation by Brazil did not scare investors. As in-vestors regained their courage, they sold Treasuries to purchase corporate and mortgage securities.

                 . Credit spreads continued to tighten. The Fund was well po-
                   sitioned to take advantage of this as we sold most of our Treasuries in favor of corporate bonds and asset-backed se-curities. The Fund continues to maintain exceptional credit quality with an average rating of AA+.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

COMMERCE BOND FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Asset-Backed Securities - 31.5%
  Auto - 1.6%
  Fifth Third Bank Auto Grantor Trust Series 1996-A, Class A
  $1,497,108              6.20%                       09/15/01                     $  1,501,779
  NationsBank Auto Owner Trust Series 1996-A, Class A4
   4,500,000              6.63                        12/15/00                        4,518,270
                                                                                   ------------
                                                                                      6,020,049
 ----------------------------------------------------------------------------------------------
  Commercial - 0.7%
  First Union-Lehman Brothers-Bank of America
   Series 1998-C2, Class B
   2,500,000              6.64                        03/18/11                        2,464,625
 ----------------------------------------------------------------------------------------------
  Credit Card - 10.3%
  American Express Credit Account Master Trust
   Series 1994-3, Class A
   2,000,000              7.85                        08/15/05                        2,158,120
  American Express Credit Account Master Trust
   Series 1996-1, Class B
   2,000,000              6.95                        12/15/03                        2,042,500
  Chemical Master Credit Card Trust 1 Series 1995-3,
   Class A
   2,000,000              6.23                        04/15/05                        2,028,120
  Chemical Master Credit Card Trust I Series 1996-1,
   Class B
   1,000,000              5.71                        09/15/03                          997,500
  Chemical Master Credit Card Trust I Series 1996-2,
   Class A
   2,500,000              5.98                        09/15/08                        2,481,250
  Chemical Master Credit Card Trust I Series 1996-2,
   Class B
   2,500,000              6.16                        09/15/08                        2,465,625
  Citibank Credit Card Master Trust I Series 1997-6,
   Class B
   1,417,467              6.24(a)                     08/15/06                        1,024,120
  Discover Card Master Trust I Series 1993-3, Class A
   2,000,000              6.20                        11/15/03                        2,023,740
  First USA Credit Card Master Trust Series1997-6,
   Class B
   2,200,000              6.58                        03/17/05                        2,228,094
  First USA Secured Note Trust Series 1998-2, Class C+
   3,000,000              6.80                        02/18/11                        2,932,969
  First USA Secured Note Trust Series 1999-1, Class C+
   3,500,000              6.42                        10/19/06                        3,466,094
  Household Affinity Credit Card Trust Series 1994,
   Class B
   2,500,000              6.05                        06/15/99                        2,504,675
  MBNA Master Credit Card Trust Series 1995-C, Class A
   2,000,000              6.45                        02/15/08                        2,043,120
  Metris Master Trust Series 1997-1, Class A
   2,500,000              6.87                        10/20/05                        2,557,025
  Metris Master Trust Series 1997-1, Class B
   1,000,000              7.11                        10/20/05                        1,021,250

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Asset-Backed Securities - (continued)
  Credit Card - (continued)
  Standard Credit Card Master Trust Series 1993-2,
   Class A
  $2,000,000               5.95%                        10/07/04                       $  2,009,860
  Standard Credit Card Master Trust Series 1995-1,
   Class A
   2,000,000               8.25                         01/07/07                          2,206,200
  Standard Credit Card Master Trust Series 1995-1,
   Class B
   2,000,000               8.45                         01/07/07                          2,215,860
                                                                                       ------------
                                                                                         38,406,122
 --------------------------------------------------------------------------------------------------
  Equipment - 0.2%
  Green Tree Recreational, Equipment & Consumer Trust 1996-A, Class A1
     505,212               5.55                         02/15/18                            501,726
 --------------------------------------------------------------------------------------------------
  Home Equity - 6.4%
  Access Financial Mortgage Loan Trust Series 1996-2,
   Class A4
   1,500,000               7.63                         09/18/21                          1,547,927
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
   3,003,260               8.92                         01/25/26                          3,283,434
  American Business Financial Services, Inc. Series 1996-1, Class A+
   3,992,735               7.95                         09/15/26                          4,084,132
  Corestates Home Equity Trust Series 1993-2, Class A
     292,552               5.10                         03/15/09                            291,274
  GE Capital Mortgage Services, Inc. Series 1997-HE1,
   Class B1
   1,195,660               7.50                         03/25/07                          1,156,574
  GE Capital Mortgage Services, Inc. Series 1997-HE1,
   Class M
   1,913,056               7.50                         03/25/27                          1,963,722
  GE Capital Mortgage Services, Inc. Series 1997-HE4,
   Class B1
   3,903,413               7.33                         12/25/28                          3,880,084
  GE Capital Mortgage Services, Inc. Series 1997-HE4,
   Class M
   1,951,706               7.14                         12/25/28                          1,951,335
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   3,500,000               6.76                         09/20/26                          3,505,460
  Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
   2,000,000               7.36                         07/15/11                          2,012,500
                                                                                       ------------
                                                                                         23,676,442
 --------------------------------------------------------------------------------------------------
  Manufactured Housing - 12.0%
  Associates Manufactured Housing Series 1996-1, Class A5
   5,000,000               7.60                         03/15/27                          5,182,661
  Green Tree Financial Corp. Series 1993-4, Class A4
   2,000,000               6.60                         01/15/19                          2,032,940

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Asset-Backed Securities - (continued)
  Manufactured Housing - (continued)
  Green Tree Financial Corp. Series 1993-4, Class A5
  $4,000,000               7.05%                        01/15/19                       $  4,125,783
  Green Tree Financial Corp. Series 1994-2, Class A45
   4,000,000               7.90                         05/15/19                          4,152,353
  Green Tree Financial Corp. Series 1995-1, Class B1
     200,000               9.00                         06/15/25                            208,868
  Green Tree Financial Corp. Series 1995-5, Class B1
   2,000,000               7.30                         09/15/26                          1,995,620
  Green Tree Financial Corp. Series 1995-8, Class B1
     200,000               7.30                         12/15/26                            201,836
  Green Tree Financial Corp. Series 1996-3, Class A4
   1,000,000               7.10                         05/15/27                          1,024,660
  Green Tree Financial Corp. Series 1996-4, Class A7
   4,000,000               7.90                         06/15/27                          4,227,200
  Green Tree Financial Corp. Series 1996-8, Class M1
   2,000,000               7.85                         10/15/27                          2,046,080
  Green Tree Financial Corp. Series 1997-3, Class B1
   1,500,000               7.51                         07/15/28                          1,464,645
  Green Tree Financial Corp. Series 1997-3, Class M1
   3,250,000               7.53                         07/15/28                          3,312,953
  Green Tree Financial Corp. Series 1997-6, Class M1
   2,500,000               7.21                         06/15/27                          2,532,025
  Green Tree Financial Corp. Series 1998-3, Class A6
     800,000               6.76                         03/01/30                            799,496
  Green Tree Financial Corp. Series 1999-1, Class M1
   1,750,000               6.56                         11/01/28                          1,704,063
  Green Tree Financial Corp. Series 1999-1, Class M2
     750,000               7.34                         11/01/28                            745,545
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
   2,500,000               7.28                         01/15/29                          2,540,700
  Indymac Manufactured Housing Contract (Credit Suisse First Boston) Series
   1997-1, Class A3
   2,850,968               6.61                         02/25/28                          2,888,573
  Indymac Manufactured Housing Contract (Credit Suisse First Boston) Series
   1997-1, Class M
   2,000,000               7.11                         02/25/28                          1,933,780
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
   1,500,000               7.12                         05/15/27                          1,553,227
                                                                                       ------------
                                                                                         44,673,008
 --------------------------------------------------------------------------------------------------
  Utilities - 0.3%
  California Infrastructure PG&E-1 (Pacific Gas and Electric) Series 1997-1,
   Class A6
   1,250,000               6.32                         09/25/05                          1,271,088
 --------------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (cost $115,100,231)                                                                  $117,013,060
 --------------------------------------------------------------------------------------------------

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Collateralized Mortgage Obligations - 9.1%
  Asset Securitization Corp. Class A1E
  $2,500,000               7.53%                        04/14/29                       $  2,662,725
  Asset Securitization Corp. Class A1
   5,148,718               7.10                         08/13/29                          5,362,235
  Asset Securitization Corp. Class A2
   1,250,000               7.21                         01/13/30                          1,335,862
  Bear Stearns Mortgage Securities, Inc. Series 1998-1,
   Class A17
   1,000,000               5.00                         03/25/28                            882,110
  Countrywide Mortgage Backed Securities, Inc. REMIC PAC Series 1993-B,
   Class A5
   1,290,796               6.75                         11/25/23                          1,277,475
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
   3,000,000               6.60                         08/15/22                          3,048,750
  Federal Home Loan Mortgage REMIC PAC Series 1579, Class PM
   1,235,000               6.70                         09/15/23                          1,228,430
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
   1,816,656               7.50                         01/25/07                          1,862,636
  Federal National Mortgage Assn. REMIC Series X-130A, Class H
   1,500,000               6.30                         09/25/18                          1,511,250
  LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
   3,000,000               6.21                         10/15/08                          2,957,461
  Mortgage Capital Funding, Inc. Series 1996-MC1,
   Class A2A
   2,860,933               7.35                         07/15/05                          2,967,503
  Norwest Asset Securities Corp. Series 1998-21, Class B1
   1,266,175               6.50                         09/25/13                          1,248,512
  PNC Mortgage Securities Corp. REMIC Series 1996-1, Class A10
   1,712,123               7.50                         09/25/09                          1,749,036
  Prudential Home Mortgage Securities Series 1993-28,
   Class M
   2,541,527               7.38                         08/25/23                          2,586,599
  Residential Asset Securitization Trust REMIC Series
    1997-A1, Class A7
   3,000,000               7.38                         03/25/27                          3,056,942
 --------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $33,687,710)                                                       $ 33,737,526
 --------------------------------------------------------------------------------------------------
  Corporate Obligations - 30.5%
  Financial - 17.1%
  Allstate Corp.
  $  814,000               6.75%                        05/15/18                       $    807,691
  American Express Credit Corp.
   2,000,000               6.13                         11/15/01                          2,016,960
  American Financial Group, Inc.
   1,500,000               7.12                         04/15/09                          1,454,760

      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Corporate Obligations - (continued)
  Financial - (continued)
  Apache Finance Property, Ltd.
  $2,250,000               7.00%                        03/15/09                       $  2,273,724
  Associates Corp. N.A.
   1,900,000               6.95                         11/01/18                          1,908,474
  Banco Latinoamericano SA+
   2,500,000               7.05                         07/19/99                          2,508,500
  BankAmerica Corp.
   3,500,000               6.88                         06/01/03                          3,629,080
  Bankboston N. A.
   1,775,000               6.38                         04/15/08                          1,757,161
  Case Corp.+
   2,500,000               6.25                         12/01/03                          2,450,920
  Chemical Bank
   2,000,000               6.70                         08/15/08                          2,033,940
  Donaldson Lufkin and Jenrette, Inc.
   1,250,000               6.00                         12/01/01                          1,252,525
  Equitable Life Assurance Society of the United States+
   6,000,000               7.70                         12/01/15                          6,234,240
  Ford Motor Company Credit Corp.
   2,000,000               6.63                         06/30/03                          2,045,760
  General Motors Acceptance Corp.
   2,000,000               5.88                         01/22/03                          1,993,960
   2,000,000               6.63                         10/15/05                          2,017,300
  Hanson Overseas BV
   2,000,000               6.75                         09/15/05                          2,050,880
  Household Financial Corp.
   1,500,000               6.50                         11/15/08                          1,492,185
  Merrill Lynch & Company, Inc.
   1,900,000               5.71                         01/15/02                          1,895,630
  Metropolitan Life Insurance Co.+
   4,000,000               7.70                         11/01/15                          4,200,000
  Morgan Stanley Group, Inc.
   2,000,000               6.75                         03/04/03                          2,056,360
  NationsBank Corp.
   1,000,000               7.75                         08/15/15                          1,084,480
   1,000,000               7.80                         09/15/16                          1,092,510
  PNC Bank, N.A.
   2,000,000               7.88                         04/15/05                          2,151,400
  Salomon Smith Barney, Inc.
   3,500,000               6.63                         06/01/00                          3,537,170
  Swiss Bank Corp.
   4,000,000               7.38                         06/15/17                          4,118,440
   5,000,000               7.50                         07/15/25                          5,212,955
                                                                                       ------------
                                                                                         63,277,005
 --------------------------------------------------------------------------------------------------
  Industrial - 10.1%
  Conoco, Inc.
   1,500,000               6.35                         04/15/09                          1,484,745
   1,500,000               6.95                         04/15/29                          1,466,190
  Ford Motor Co.
   5,000,000               6.50                         08/01/18                          4,823,000

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Corporate Obligations - (continued)
  Industrial - (continued)
  General Motors Acceptance Corp.
  $2,000,000               6.15%                        04/05/07                       $  1,982,460
  Lafarge Corp.
   3,500,000               6.88                         07/15/13                          3,592,211
  Receipts On Corporate Securities Trust CHR-1998-1+
   5,122,079               6.50                         08/01/18                          5,084,242
  Receipts On Corporate Securities Trust NSC-1998-1+
   4,135,302               6.38                         05/15/17                          4,036,580
  Ryder System, Inc.
   4,000,000               6.60                         11/15/05                          3,936,880
  Service Master Co.
   3,000,000               7.10                         03/01/18                          2,813,340
  St. Paul Companies, Inc.
   4,000,000               6.38                         12/15/08                          3,927,504
  TRW, Inc.
   2,500,000               6.05                         01/15/05                          2,434,150
  Union Oil Co.
   1,000,000               7.62                         03/21/02                          1,025,760
   1,000,000               7.70                         04/05/02                          1,027,960
                                                                                       ------------
                                                                                         37,635,022
 --------------------------------------------------------------------------------------------------
  Utilities - 3.3%
  AT&T Corp.
   1,500,000               6.50                         03/15/29                          1,432,965
  GTE Corp.
   6,000,000               6.84                         04/15/18                          5,994,060
  Hydro Quebec Note
   1,000,000               7.96                         12/17/01                          1,051,150
  Sprint Capital Corp.
   3,000,000               6.88                         11/15/28                          2,907,768
  Union Electric Co.
   1,000,000               6.75                         10/15/99                          1,007,370
                                                                                       ------------
                                                                                         12,393,313
 --------------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (cost $113,573,890)                                                                  $113,305,340
 --------------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 16.9%
  Federal Home Loan Mortgage Corp.
  $1,502,055               6.00%                        12/01/13                       $  1,482,332
   1,483,416               6.00                         12/01/13                          1,454,816
   1,234,563               8.50                         02/01/19                          1,303,612
   1,416,086               8.50                         03/01/21                          1,495,726
   9,209,421               7.00                         05/01/26                          9,341,760
  Federal National Mortgage Assn.
   1,155,398               7.19                         07/01/06                          1,215,277
   3,336,208               5.50                         01/01/09                          3,259,842
   2,337,588               7.00                         07/01/09                          2,387,987
     693,297               6.50                         02/01/12                            699,807
   1,222,197               6.50                         07/01/14                          1,218,958
   1,067,585               9.00                         11/01/21                          1,135,633

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Mortgage-Backed Pass-Through Obligations - (continued)
  Federal National Mortgage Assn. - (continued)
  $1,165,619               6.50%                        04/01/24                       $  1,160,152
     973,963               6.00                         05/01/24                            946,575
   1,065,735               6.50                         05/01/24                          1,060,406
   1,230,206               6.50                         07/01/24                          1,224,055
   1,241,258               6.50                         07/01/24                          1,235,052
     697,342               6.00                         09/01/24                            677,733
   1,616,039               6.50                         09/01/24                          1,607,958
     474,244               9.00                         02/01/25                            504,624
   2,875,479               6.50                         03/01/26                          2,860,181
   1,368,624               7.00                         08/01/28                          1,386,581
   1,202,781               7.00                         09/01/28                          1,218,561
   1,866,666               7.00                         10/01/28                          1,891,157
   3,827,156               6.50                         12/01/28                          3,802,012
   1,078,292               7.00                         12/01/28                          1,092,439
   2,452,758               6.50                         01/01/29                          2,436,643
  Government National Mortgage Assn.
   2,634,572               8.00                         02/15/22                          2,754,788
   3,571,472               7.00                         09/15/23                          3,631,758
   1,221,379               7.50                         08/20/25                          1,254,197
   6,814,568               7.50                         07/20/26                          6,997,675
 --------------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH
  OBLIGATIONS
  (cost $60,864,190)                                                                   $ 62,738,297
 --------------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 2.7%
  Federal Home Loan Bank
  $1,000,000               6.32%                        02/01/00                       $  1,006,870
  Federal Home Loan Mortgage Corp.
   1,000,000               6.20                         04/15/03                          1,020,310
  Federal National Mortgage Assn.
   8,000,000               5.75                         04/15/03                          8,051,280
 --------------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (cost $9,907,133)                                                                    $ 10,078,460
 --------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations - 2.4%
  United States Treasury Bond
  $1,000,000               7.88%                        02/15/21                       $  1,236,090
  United States Treasury Notes
     151,000               7.25                         08/15/04                            164,401
   7,000,000               6.50                         10/15/06                          7,461,580
 --------------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (cost $8,998,536)                                                                    $  8,862,071
 --------------------------------------------------------------------------------------------------

  Principal             Interest                       Maturity
    Amount                Rate                           Date                             Value

  Commercial Papers - 4.0%
  General Electric Cap Corp.
  $5,000,000              4.80%(a)                     06/14/99                     $  4,970,850
  GTE Funding, Inc.
   5,000,000              4.81(a)                      05/12/99                        4,992,682
   5,000,000              4.79(a)                      05/24/99                        4,984,762
 ------------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPERS
  (cost $14,948,294)                                                                $ 14,948,294
 ------------------------------------------------------------------------------------------------
  Repurchase Agreement - 2.3%
  State Street Bank & Trust Company(b)
  $8,706,000              4.72%                        05/03/99                     $  8,706,000
 ------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $8,706,000)                                                                 $  8,706,000
 ------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $365,785,984)(c)                                                            $369,389,048
 ------------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
   value exceeds cost                                                               $  6,527,726
  Gross unrealized loss for investments in which
   cost exceeds value                                                                 (2,924,662)
 ------------------------------------------------------------------------------------------------
  Net unrealized gain                                                               $  3,603,064
 ------------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
  + Securities that may be resold to "Qualified Institutional Buyers" under
    Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liq-uid under guidelines established by the Board of Trustees.
 (a) The rate disclosed for this security represents the yield to maturity.
 (b) The Repurchase Agreement is fully collateralized by U.S. Treasury securi-ties.
 (c) The cost stated also represents aggregate cost for federal income.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Shareholder Letter

 Dear Shareholder,
 We are pleased to report on the performance of the Commerce Balance Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Insti-tutional Shares of the Fund had a total return of 9.60% based on NAV (assumes expense waivers). The Service Shares had a total return of 9.52% based on NAV (assumes expense waivers) for the same time period. This compares to the Lipper Balanced Funds Index six-month return of 12.80%, the composite of 60% of the Standard and Poor's 500 Index with Income and 40% of the Lehman Brothers Aggregate Bond Index six-month return of 13.29%, the S&P 500 Stock Index six-month return of 22.32% and the Lehman Brothers Aggregate Index six-month return of 0.69%. Past performance is no guarantee of future results. (The Fund's NAV is not guaran-teed by the U.S. government or by its agencies, instrumen-talities, or sponsored enterprises.)

                   Portfolio Highlights

                 . Over the last six months, the Fund has been reducing its exposure to the equity market. At the beginning of the pe-riod, the Fund was invested 61% in equities versus a long term target of 60%. As the equity market moved substan-tially higher over the last six months, we have been in-creasingly concerned that equities were becoming overvalued relative to fixed income investments. By the end of April, the Fund had reduced equities to 53%, the lowest level of equity exposure since the Fund began operations. This re-flects our belief that the risk adjusted return is better for bonds than stocks at this time. On a short term basis, the reduction in equities has hurt the Fund's results, but we continue to believe the risk of a decline in equity prices is high.

                 . The equity portion of the Fund is composed of a well di-
                   versified portfolio of large and mid cap growth stocks and value stocks. Over the last six months, only large cap growth stocks were able to outperform the S&P's 500 aver-age. Therefore, the exposure to mid cap and value stocks was a drag on the performance results during this time pe-riod. However we have seen the two laggard styles start to outperform the S&P's 500 average in April.

                 . The fixed-income portion of the Fund shortened its dura-
                   tion over the last six months. We continued to run the du-ration slightly short of our benchmark. Strong economic activity in the United States has made the fixed-income market fearful of a rise in inflation. This has caused rates to rise from their lows of last October.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Balanced Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

                                                          COMMERCE BALANCED FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Shares Description                              Value

  Common Stocks - 52.6%
  Advertising - 1.1%
  15,600 Omnicom Group, Inc.                $  1,131,000
   4,000 WPP Group PLC ADR                       351,000
                                            ------------
                                               1,482,000
 -------------------------------------------------------
  Airlines - 1.6%
  12,000 Delta Air Lines, Inc.                   761,250
  15,000 Skywest, Inc.                           390,000
  29,300 Southwest Airlines Co.                  954,081
                                            ------------
                                               2,105,331
 -------------------------------------------------------
  Apparel - 1.4%
  20,000 Jones Apparel Group, Inc.*              660,000
   8,500 Tommy Hilfiger Corp.*                   593,937
  13,000 VF Corp.                                669,500
                                            ------------
                                               1,923,437
 -------------------------------------------------------
  Auto Parts - 0.3%
   5,000 Johnson Controls Inc                    364,687
 -------------------------------------------------------
  Banks - 2.2%
  14,000 Comerica, Inc.                          910,875
  11,500 First Union Corp.                       636,813
  10,400 Northern Trust Corp.                    968,500
  11,500 Wells Fargo Company                     496,656
                                            ------------
                                               3,012,844
 -------------------------------------------------------
  Biotechnology - 0.3%
   2,000 Biogen, Inc.*                           190,125
   5,000 Elan Corp. PLC ADR*                     257,500
                                            ------------
                                                 447,625
 -------------------------------------------------------
  Chemicals - 1.2%
  17,000 Air Products & Chemicals, Inc.          799,000
  22,000 BF Goodrich Co.                         874,500
                                            ------------
                                               1,673,500
 -------------------------------------------------------
  Computer Software - 1.8%
  24,000 Compuware Corp.*                        585,000
   5,600 Microsoft Corp.*                        455,350
  21,750 Oracle Corp.*                           588,609
  41,500 Sterling Software, Inc.*                858,531
                                            ------------
                                               2,487,490
 -------------------------------------------------------
  Consumer Specialties - 0.4%
   8,400 Maytag Corporation                      574,350
 -------------------------------------------------------
  Diversified Commercial Services - 1.0%
  10,000 Dendrite International, Inc.*           258,750
   7,400 Paychex, Inc.                           377,862
  16,800 Robert Half International, Inc.*        401,100
   5,000 Sabre Group Holdings, Inc.*             260,625
                                            ------------
                                               1,298,337
 -------------------------------------------------------

  Shares Description                                   Value

  Common Stocks - (continued)
  Diversified Financial Services - 1.3%
   9,000 Citigroup, Inc.                         $    677,250
   8,000 Equitable Companies, Inc.                    538,500
   6,900 Federal National Mortgage Association        489,469
                                                 ------------
                                                    1,705,219
 ------------------------------------------------------------
  EDP Peripherals - 0.8%
   6,500 EMC Corp.*                                   708,094
   6,400 Symbol Technologies, Inc.                    305,600
                                                 ------------
                                                    1,013,694
 ------------------------------------------------------------
  EDP Services/Distribution - 0.6%
   8,000 Affiliated Computer Services, Inc.*          306,000
  18,000 Computer Horizons Corp.*                     254,250
   5,000 Galileo International, Inc.*                 245,000
                                                 ------------
                                                      805,250
 ------------------------------------------------------------
  Electronic Components - 0.1%
   3,000 Sanmina Corp.*                               199,125
 ------------------------------------------------------------
  Electronic Data Processing - 1.0%
   6,000 Ceridian Corp.*                              219,750
  20,000 Compaq Computer Corp.                        446,250
   3,000 International Business Machines,
          Inc.                                        627,563
                                                 ------------
                                                    1,293,563
 ------------------------------------------------------------
  Forest Products - 0.6%
  36,000 Louisiana Pac Corp.                          749,250
 ------------------------------------------------------------
  Homebuilding - 0.4%
  25,450 DR Horton, Inc.                              491,503
 ------------------------------------------------------------
  Household Supplies - 0.4%
   5,000 Clorox Co.                                   576,875
 ------------------------------------------------------------
  Home Furnishing - 1.6%
  15,000 Ethan Allen Interiors, Inc.                  760,313
  18,000 Furniture Brands International, Inc.*        451,125
  38,000 Leggett & Platt, Inc.                        876,375
                                                 ------------
                                                    2,087,813
 ------------------------------------------------------------
  Hospital/Medical Nursing Services - 0.7%
  30,400 Lincare Holdings, Inc.*                      900,600
 ------------------------------------------------------------
  Industrial Machinery/Components - 1.8%
  22,000 Ingersoll-Rand Co.                         1,522,125
  12,000 Illinois Tool Works, Inc.                    924,000
                                                 ------------
                                                    2,446,125
 ------------------------------------------------------------
  Industrial Specialties - 0.5%
  24,000 Owens-Illinois, Inc.*                        696,000
 ------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Shares Description                                          Value

  Common Stocks - (continued)
  Insurance - 4.1%
  27,000 Ace, Ltd.                                     $    816,750
  17,000 Allstate Corp.                                     618,375
  14,000 AMBAC Financial Group, Inc.                        845,250
   5,000 American International Group, Inc.                 587,188
  13,000 Financial Security Assurance Holdings, Ltd.        742,625
   5,000 Lincoln National Corp.                             480,313
  32,000 Old Republic International Corp.                   626,000
  10,000 Protective Life Corp.                              391,875
   5,000 Transatlantic Holdings, Inc.                       384,375
                                                       ------------
                                                          5,492,751
 ------------------------------------------------------------------
  Integrated Oil - 2.8%
  12,000 Chevron Corp.                                    1,197,000
  10,000 Exxon Corp.                                        830,625
  28,000 Texaco, Inc.                                     1,757,000
                                                       ------------
                                                          3,784,625
 ------------------------------------------------------------------
  Investment Services - 2.8%
  20,000 A. G. Edwards, Inc.                                700,000
   7,000 DST Systems, Inc.*                                 407,750
   8,000 Franklin Resources, Inc.                           320,000
  13,000 Merrill Lynch & Company, Inc.                    1,091,187
  13,200 Morgan Stanley Dean Witter & Co.                 1,309,275
                                                       ------------
                                                          3,828,212
 ------------------------------------------------------------------
  Medical Electronics - 0.4%
   7,100 Medtronic Inc.                                     510,756
 ------------------------------------------------------------------
  Medical Specialties - 1.4%
   2,000 Allergan Inc                                       179,750
  13,500 Biomet, Inc.                                       553,500
   7,000 Guidant Corp.                                      375,813
  15,000 Ocular Sciences, Inc.*                             457,500
   8,000 Quintiles Transnational Corp.*                     324,500
                                                       ------------
                                                          1,891,063
 ------------------------------------------------------------------
  Metals - 1.3%
  35,000 AK Steel Holding Corp.                             910,000
  30,000 USX-US Steel Group                                 907,500
                                                       ------------
                                                          1,817,500
 ------------------------------------------------------------------
  Military/Government/Technical - 0.6%
  11,500 General Dynamics Corp.                             807,875
 ------------------------------------------------------------------
  Motor Vehicles - 1.4%
  28,500 Ford Motor Co.                                   1,822,219
 ------------------------------------------------------------------
  Multi-Sector Companies - 0.8%
   9,000 General Electric Co.                               949,500
   4,000 Metzler Group, Inc.*                               111,500
                                                       ------------
                                                          1,061,000
 ------------------------------------------------------------------

  Shares Description                                 Value

  Common Stocks - (continued)
  Oil & Gas Production - 0.8%
  17,500 Conoco, Inc. (Class A)               $    474,688
   9,500 Royal Dutch Petroleum ADR                 557,531
                                              ------------
                                                 1,032,219
 ---------------------------------------------------------
  Office Equipment Supplies - 1.3%
  22,000 Herman Miller, Inc.                       438,625
   3,000 Lexmark International Group, Inc.*        370,500
  16,000 Xerox Corp.                               940,000
                                              ------------
                                                 1,749,125
 ---------------------------------------------------------
  Oilfield Services - 0.6%
  33,675 Helmerich & Payne, Inc.                   867,131
 ---------------------------------------------------------
  Other Transportation/Services - 0.2%
   9,000 Airborne Freight Corp.                    288,000
 ---------------------------------------------------------
  Paper - 0.3%
   6,500 International Paper Co.                   346,531
 ---------------------------------------------------------
  Pharmaceuticals - 2.4%
   9,800 Abbott Laboratories                       474,688
   6,000 Johnson & Johnson                         585,000
  12,000 Pharmacia & Upjohn, Inc.                  672,000
  24,000 Schering-Plough Corp.                   1,159,500
   9,000 Watson Pharmaceuticals, Inc.*             364,500
                                              ------------
                                                 3,255,688
 ---------------------------------------------------------
  Precision Instruments - 0.3%
   4,000 Waters Corp.*                             420,500
 ---------------------------------------------------------
  Publishing - 0.3%
  17,000 Harte-Hanks Communication, Inc.           429,250
 ---------------------------------------------------------
  Retail - 1.2%
   8,000 Dayton Hudson Corp.                       538,500
   5,000 Express Scripts, Inc.*                    368,125
  45,000 K Mart Corp.*                             669,375
                                              ------------
                                                 1,576,000
 ---------------------------------------------------------
  Semiconductors - 1.2%
   9,100 Linear Technology Corp.                   517,562
  12,000 Motorola Inc.                             961,500
   3,000 Vitesse Semiconductor Corp.               138,937
                                              ------------
                                                 1,617,999
 ---------------------------------------------------------
  Services to the Health Industry - 0.3%
   5,600 McKesson, Inc.                            196,000
   6,000 Omnicare, Inc.                            144,375
                                              ------------
                                                   340,375
 ---------------------------------------------------------
  Specialty Retail - 3.4%
   4,000 Abercrombie & Fitch Co.*                  380,500
  10,000 Bed Bath & Beyond, Inc.*                  356,875
   9,000 Best Buy Co., Inc.*                       429,750

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Shares Description                                 Value

  Common Stocks - (continued)
  Specialty Retail - continued
   7,318 CVS Corp.                             $    348,520
   5,000 Linens-n-Things, Inc.*                     228,750
  16,500 Lowes Companies, Inc.                      870,375
  15,000 Office Depot, Inc.*                        330,000
  10,000 The Gap, Inc.                              665,625
  30,000 TJX Companies, Inc.                        999,375
                                               ------------
                                                  4,609,770
 ----------------------------------------------------------
  Telecommunications - 1.8%
  12,750 AT&T Corp.                                 643,875
   9,000 Century Telephone Enterprises, Inc.        362,250
  10,000 GTE Corp.                                  669,375
  14,000 SBC Communications, Inc.                   784,000
                                               ------------
                                                  2,459,500
 ----------------------------------------------------------
  Telecommunications Equipment - 1.1%
   5,300 Cisco Systems, Inc.*                       604,531
   8,100 Tellabs, Inc.*                             887,456
                                               ------------
                                                  1,491,987
 ----------------------------------------------------------
  Utilities - Electric/Water - 0.7%
   8,500 Consolidated Edison, Inc.                  386,219
  10,000 FPL Group, Inc.                            563,750
                                               ------------
                                                    949,969
 ----------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $54,320,658)                           $ 70,784,663
 ----------------------------------------------------------

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Fixed Income - 46.6%
  Asset-Backed Securities - 14.2%
  Auto - 0.4%
  Nations Bank Auto Owner Trust Series 1996-A, Class A4
  $  500,000               6.63%                        12/15/00                       $    502,030
 --------------------------------------------------------------------------------------------------
  Commercial - 0.4%
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
     500,000               6.64                         03/18/11                            492,925
 --------------------------------------------------------------------------------------------------
  Credit Card - 4.4%
  American Express Credit Account Master Trust Series 1996-1, Class B
     500,000               6.95                         12/15/03                            510,625
  American Express Master Trust Series 1994-3, Class A
     500,000               7.85                         08/15/05                            539,530
  Discover Card Master Trust I Series 1993-3, Class A
   1,250,000               6.20                         05/16/06                          1,264,838
  First USA Credit Card Master Trust Series 1998-2, Class C+
     500,000               6.80                         02/18/11                            488,828

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Fixed Income - (continued)
  Asset-Backed Securities - (continued)
  Credit Card - (continued)
  First USA Credit Card Master Trust Series 1999-1, Class C+
  $  500,000               6.42%                        10/19/06                       $    495,156
  J.C. Penney Master Credit Card Trust Series B, Class A
     500,000               8.95                         10/15/01                            531,260
  MBNA Master Credit Card Trust Series 1995-C, Class A
     500,000               6.45                         02/15/08                            510,780
  Metris Master Trust Series 1997-1, Class B
     500,000               7.11                         10/20/05                            510,625
  Standard Credit Card Master Trust Series 1993-2, Class A
     500,000               5.95                         10/07/04                            502,465
  Standard Credit Card Master Trust Series 1995-1, Class B
     500,000               8.45                         01/07/07                            553,965
                                                                                       ------------
                                                                                          5,908,072
 --------------------------------------------------------------------------------------------------
  Home Equity - 3.8%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
     500,000               7.63                         09/18/21                            515,976
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
     375,408               8.92                         01/25/26                            410,429
  American Business Financial Services, Inc. 1996-1, Class A
     399,274               7.95                         09/15/26                            408,413
  Corestates Home Equity Trust Series 1993-2, Class A
     292,552               5.10                         03/15/09                            291,274
  First Plus Home Loan Trust Series 1997-3, Class A5
     500,000               6.86                         10/10/13                            507,465
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
     478,264               7.50                         03/25/07                            462,629
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
     478,264               7.50                         03/25/27                            490,930
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
     487,927               7.14                         12/25/28                            487,834
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   1,500,000               6.76                         09/20/26                          1,502,340
                                                                                       ------------
                                                                                          5,077,290
 --------------------------------------------------------------------------------------------------
  Manufactured Housing - 5.2%
  Associates Manufactured Housing Series 1996-1, Class A5
     500,000               7.60                         03/15/27                            518,266
  Green Tree Financial Corp. Series 1993-4, Class A4
     500,000               6.60                         01/15/19                            508,235
  Green Tree Financial Corp. Series 1993-4, Class A5
     500,000               7.05                         01/15/19                            515,723
  Green Tree Financial Corp. Series 1994-2, Class A4
     500,000               7.90                         05/15/19                            519,044
  Green Tree Financial Corp. Series 1996-3, Class A4
   1,000,000               7.10                         05/15/27                          1,024,660

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Fixed Income - (continued)
  Asset-Backed Securities - (continued)
  Manufactured Housing - (continued)
  Green Tree Financial Corp. Series 1996-4, Class A7
  $  500,000               7.90%                        06/15/27                       $    528,400
  Green Tree Financial Corp. Series 1996-5, Class A6
     500,000               7.75                         07/15/27                            525,531
  Green Tree Financial Corp. Series 1997-3, Class M1
   1,000,000               7.53                         07/15/28                          1,019,370
  Green Tree Financial Corp. Series 1999-1, Class M1
     250,000               6.56                         11/01/28                            243,438
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
     500,000               7.28                         01/15/29                            508,140
  Oakwood Mortgage Investors, Inc. Series 1995-B, Class A3
     600,000               6.90                         01/15/21                            613,968
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
     500,000               7.12                         05/15/27                            517,742
                                                                                       ------------
                                                                                          7,042,517
 --------------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (cost $18,728,938)                                                                   $ 19,022,834
 --------------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations - 4.4%
  Asset Securitization Corp. Class A1
  $  472,446               7.10%                        08/13/29                       $    492,038
  Federal Home Loan Mortgage Corp. REMIC PAC Series 159, Class H
   1,226,870               4.50                         09/15/21                          1,171,229
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NB
     413,514               6.50                         12/25/22                            413,642
  Federal National Mortgage Assn. Series 1996-68, Class VC
   1,500,000               6.50                         09/18/10                          1,500,465
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
     357,617               7.35                         07/15/05                            370,938
  Prudential Home Mortgage Securities Serires 1993-28, Class M
     423,588               7.38                         08/25/23                            431,100
  Residential Asset Securitization REMIC Trust Series 1997-A5, Class A13
     500,000               7.75                         07/25/27                            509,912
  Residential Asset Securitization Trust REMIC Series 1997-A1, Class A7
     500,000               7.38                         03/25/27                            509,490
  Residential Funding Mortgage Securities Corp. Series 1995, Class A4
     500,000               8.00                         04/25/10                            512,030
 --------------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $5,802,200)                                                                    $  5,910,844
 --------------------------------------------------------------------------------------------------

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Fixed Income - (continued)
  Corporate Obligations - 15.3%
  Financial - 8.9%
  Apache Finance Property Ltd.
  $  500,000               7.00%                        03/15/09                       $    505,272
  Banco Latinoamericano SA+
   1,000,000               7.05                         07/19/99                          1,003,400
  BankAmerica Corp.
     500,000               6.88                         06/01/03                            518,440
  Chemical Bank
     500,000               6.70                         08/15/08                            508,485
  Citicorp
     500,000               6.38                         11/15/08                            497,270
  Donaldson Lufkin and Jenrette, Inc.
     750,000               6.11                         05/15/01                            748,875
  Equitable Life Assurance Society of the United States+
   1,000,000               7.70                         12/01/15                          1,039,040
  Ford Motor Company Credit Corp.
     500,000               6.63                         06/30/03                            511,440
  General Electric Capital Corp.
     500,000               8.30                         09/20/09                            583,135
  Hanson Overseas BV
     500,000               6.75                         09/15/05                            512,720
  Lehman Brothers Holdings, Inc.
     750,000               6.63                         04/01/04                            752,063
  Merrill Lynch & Company, Inc.
     500,000               5.71                         01/15/02                            498,850
  Metropolitan Life Insurance Co.+
   1,000,000               7.70                         11/01/15                          1,050,000
  Morgan Stanley Group, Inc.
     500,000               6.75                         03/04/03                            514,090
  NationsBank Corp.
     500,000               7.80                         09/15/16                            546,255
  PNC Bank, N.A.
     500,000               7.88                         04/15/05                            537,850
  Salomon Smith Barney, Inc.
     500,000               6.63                         06/01/00                            505,310
  Swiss Bank Corp.
   1,145,000               7.38                         06/15/17                          1,178,903
                                                                                       ------------
                                                                                         12,011,398
 --------------------------------------------------------------------------------------------------
  Industrial - 4.5%
  Conoco, Inc.
     500,000               6.35                         04/15/09                            494,915
     500,000               6.95                         04/15/29                            488,730
  General Motors Acceptance Corp.
   1,250,000               6.15                         04/05/07                          1,239,038
  Lafarge Corp.
     500,000               6.88                         07/15/13                            513,173
  Receipts On Corporate Securities Trust CHR-1998-1+
     731,726               6.50                         08/01/18                            726,320
  Receipts On Corporate Securities Trust NSC-1998-1+
   1,170,276               6.38                         05/15/17                          1,142,338

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                               Value

  Fixed Income - (continued)
  Corporate Obligations - (continued)
  Industrial - (continued)
  Service Master Co.
  $  500,000               7.10%                        03/01/18                       $    468,890
  St. Paul Companies, Inc.
   1,000,000               6.38                         12/15/08                            981,876
                                                                                       ------------
                                                                                          6,055,280
 --------------------------------------------------------------------------------------------------
  Utilities - 1.8%
  AT&T Corp.
     500,000               7.13                         01/15/02                            516,805
     500,000               6.00                         03/15/09                            488,690
     500,000               6.50                         03/15/29                            477,655
  GTE Corp.
     500,000               6.84                         04/15/18                            499,505
  Sprint Capital Corp.
     500,000               6.88                         11/15/28                            484,628
                                                                                       ------------
                                                                                          2,467,283
 --------------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (cost $20,357,142)                                                                   $ 20,533,961
 --------------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 10.0%
  Federal Home Loan Mortgage Corp.
  $  600,822               6.00%                        12/01/13                       $    592,933
   1,416,834               7.00                         05/01/26                          1,437,194
  Federal National Mortgage Assn.
     935,035               7.00                         07/01/09                            955,195
     346,649               6.50                         02/01/12                            349,904
     593,366               6.00                         12/01/13                            581,926
   1,004,273               6.50                         03/01/24                            999,563
     825,544               6.50                         04/01/24                            821,673
   1,386,374               6.50                         04/01/24                          1,379,872
   1,097,927               7.00                         07/01/28                          1,112,332
   1,435,396               6.50                         11/01/28                          1,425,965
     997,288               6.00                         01/01/29                            966,432
  Government National Mortgage Assn.
   1,173,224               7.00                         09/15/23                          1,193,028
     488,551               7.50                         08/20/25                            501,679
   1,048,395               7.50                         07/20/26                          1,076,565
 --------------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (cost $13,088,148)                                                                   $ 13,394,261
 --------------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 1.1%
  Federal National Mortgage Assn.
  $1,500,000               6.52%                        07/11/07                       $  1,553,670
 --------------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (cost $1,617,000)                                                                    $  1,553,670
 --------------------------------------------------------------------------------------------------

  Principal             Interest                     Maturity
    Amount                Rate                         Date                             Value

  Fixed Income - (continued)
  U.S. Treasury Obligations - 0.9%
  United States Treasury Bonds
  $  300,000              7.25%                      05/15/16                     $    343,218
     775,000              7.50                       11/15/16                          907,719
 ----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS
  (cost $1,198,211)                                                               $  1,250,937
 ----------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME
  (cost $60,791,639)                                                              $ 61,666,507
 ----------------------------------------------------------------------------------------------
  Repurchase Agreement - 0.8%
  State Street Bank & Trust Company(a)
  $1,063,000              4.72%                      05/03/99                     $  1,063,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,063,000)                                                               $  1,063,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $116,175,297)(b)                                                          $133,514,170
 ----------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
   value exceeds cost                                                             $ 19,640,685
  Gross unrealized loss for investments in which
   cost exceeds value                                                               (2,301,812)
 ----------------------------------------------------------------------------------------------
  Net unrealized gain                                                             $ 17,338,873
 ----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
  * Non-income producing security.
  + Securities that may be resold to "Qualified Institutional Buyers" under
    Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the board of Trustees.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The cost stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH AND INCOME FUND
Shareholder Letter

 Dear Shareholder,
 We are pleased to report on the performance of the Commerce Growth and Income Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Insti-tutional Shares of the Fund had a total return of 10.07% based on NAV. The Service Shares had a total return of 9.92% based on NAV for the same time period. This compares to the Lipper Growth and Income Funds Index six-month re-turn of 17.85%, the S&P's 500 Index with Income six-month return of 22.32% and the Russell 1000 Value Index six-month return of 19.02%. Past performance is no guarantee of fu-ture results. (The Fund's NAV is not guaranteed by the U.S. government or by its agencies, instrumentalities, or spon-sored enterprises.)

                   Portfolio Highlights

                 . In our letter at the end of the fiscal year we noted,
                   "while weak growth may continue to penalize both value and smaller companies in the near term, we believe recent ac-tion by the Federal Reserve portends a period of stronger growth as we move into the middle of 1999." It turned out to be more the "threat" to economic growth than any actual weakness that caused investors to flock to a handful of large capitalization, consistent growth companies over the course of 1998 and into 1999 to the detriment of the value companies in which we are investing in the Fund. As such, performance continued to lag over the course of the past six months.

                 . On the other hand, our prediction with regard to the ac-
                   tion by the Federal Reserve and its impact has come to pass right on schedule. We witnessed much stronger relative per-formance by both value and smaller capitalization companies in April as investors began to assess the positive impact on global economic growth following the many interest rate cuts around the world after the Fed's action. The Fund's performance improved dramatically in April as many of the depressed cyclical sectors represented in the Fund, includ-ing chemicals, energy and basic materials, rose sharply in response to projections of an improvement in the world eco-nomic environment and an attendant broadening in profit growth.

                 . One of the steps we have taken over the past six months to improve performance includes increasing the average capi-talization of the stocks held in the Fund. Several impor-tant large capitalization additions to the Fund since the beginning of the year include Motorola, IBM, and AT&T. Ad-ditionally, we have narrowed our focus by including fewer names in the portfolio. Finally, we have increased our sec-tor weight in those areas expected to benefit from stronger world growth, including capital goods and process indus-tries.

                 . As we look forward, we believe the Fund is well positioned to benefit from the changes taking place in the market and the steps we have taken. We remain committed to our value mandate and believe our process will provide much stronger relative results over the coming months.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Growth and Income Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

                                                 COMMERCE GROWTH AND INCOME FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Shares  Description                                        Value

  Common Stocks - 98.2%
  Airlines - 1.3%
   18,800 Delta Air Lines, Inc.                         $ 1,192,625
 ------------------------------------------------------------------
  Apparel - 2.0%
   35,000 VF Corp.                                        1,802,500
 ------------------------------------------------------------------
  Auto Parts - 1.2%
   14,100 Johnson Controls Inc                            1,028,419
 ------------------------------------------------------------------
  Banks - 7.7%
   29,987 Bank America Corp.                              2,159,064
   23,200 Bank of New York, Inc.                            928,000
   30,000 Comerica, Inc.                                  1,951,875
   33,000 First Union Corp.                               1,827,375
                                                        -----------
                                                          6,866,314
 ------------------------------------------------------------------
  Chemicals - 4.9%
   49,000 Air Products & Chemicals, Inc.                  2,303,000
   52,000 BF Goodrich Co.                                 2,067,000
                                                        -----------
                                                          4,370,000
 ------------------------------------------------------------------
  Computer Software - 2.3%
  100,000 Sterling Software, Inc.*                        2,068,750
 ------------------------------------------------------------------
  Diversified Financial Services - 3.1%
   20,000 Equitable Companies, Inc.                       1,346,250
   20,300 Federal National Mortgage Association           1,440,031
                                                        -----------
                                                          2,786,281
 ------------------------------------------------------------------
  Electronic Data Processing - 1.9%
    8,000 International Business Machines, Inc.           1,673,500
 ------------------------------------------------------------------
  Forest Products - 2.4%
  105,000 Louisiana Pac Corp.                             2,185,312
 ------------------------------------------------------------------
  Homebuilding - 1.0%
   25,000 Centex Corp.                                      914,062
 ------------------------------------------------------------------
  Industrial Machinery/Components - 3.1%
   39,850 Ingersoll-Rand Co.                              2,757,122
 ------------------------------------------------------------------
  Industrial Specialties - 2.6%
   79,000 Owens-Illinois, Inc.*                           2,291,000
 ------------------------------------------------------------------
  Insurance - 14.4%
   64,000 Ace, Ltd.                                       1,936,000
   45,000 Allstate Corp.                                  1,636,875
   36,000 AMBAC Financial Group, Inc.                     2,173,500
   14,000 American International Group, Inc.              1,644,125
   39,000 Financial Security Assurance Holdings, Ltd.     2,227,875
   14,350 Lincoln National Corp.                          1,378,497
   95,000 Old Republic International Corp.                1,858,438
                                                        -----------
                                                         12,855,310
 ------------------------------------------------------------------

  Shares  Description                             Value

  Common Stocks - (continued)
  Integrated Oil Companies - 7.8%
   18,500 Chevron Corp.                      $ 1,845,375
   20,600 Exxon Corp.                          1,711,087
   78,000 Imperial Oil, Ltd.                   1,618,500
   29,000 Texaco, Inc.                         1,819,750
                                             -----------
                                               6,994,712
 -------------------------------------------------------
  Investment Services - 5.4%
   48,000 A. G. Edwards, Inc.                  1,680,000
   18,000 Merrill Lynch & Company, Inc.        1,510,875
   16,200 Morgan Stanley Dean Witter & Co.     1,606,838
                                             -----------
                                               4,797,713
 -------------------------------------------------------
  Medical Specialties - 0.5%
    8,300 Bard C R, Inc.                         406,700
 -------------------------------------------------------
  Metal - 3.3%
   60,000 AK Steel Holding Corp.               1,560,000
   44,800 USX-US Steel Group                   1,355,200
                                             -----------
                                               2,915,200
 -------------------------------------------------------
  Military/Government/Technical - 2.0%
   26,000 General Dynamics Corp.               1,826,500
 -------------------------------------------------------
  Motor Vehicles - 5.0%
   42,000 Ford Motor Co.                       2,685,375
   20,000 General Motors Corp.                 1,778,750
                                             -----------
                                               4,464,125
 -------------------------------------------------------
  Oil & Gas Production - 3.5%
   51,000 Conoco, Inc.                         1,383,375
   51,850 Devon Energy Corp.                   1,724,013
                                             -----------
                                               3,107,388
 -------------------------------------------------------
  Oilfield Services - 1.8%
   60,775 Helmerich & Payne, Inc.              1,564,956
 -------------------------------------------------------
  Paper - 1.3%
   22,000 International Paper Co.              1,172,875
 -------------------------------------------------------
  Pharmaceuticals - 1.9%
   30,000 Pharmacia & Upjohn, Inc.             1,680,000
 -------------------------------------------------------
  Retail - 2.1%
  125,000 K Mart Corp.*                        1,859,375
 -------------------------------------------------------
  Semiconductors - 3.0%
   33,000 Motorola, Inc.                       2,644,125
 -------------------------------------------------------
  Telecommunications - 9.6%
   35,250 AT&T Corp.                           1,780,125
   52,500 BellSouth Corp.                      2,349,375
   30,450 GTE Corp.                            2,038,247
   43,500 SBC Communications, Inc.             2,436,000
                                             -----------
                                               8,603,747
 -------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH AND INCOME FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Shares Description                      Value

  Common Stocks - (continued)
  Utilities - Electric/Water - 3.1%
  28,700 Consolidated Edison, Inc.   $ 1,304,056
  25,400 FPL Group, Inc.               1,431,925
                                     -----------
                                       2,735,981
 ------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $77,622,490)                 $87,564,592
 ------------------------------------------------
  TOTAL INVESTMENTS
  (cost $77,622,490)(a)              $87,564,592
 ------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for invest-
   ments in which value exceeds
   cost                              $11,523,757
  Gross unrealized loss for invest-
   ments in which cost exceeds
   value                              (1,591,925)
 ------------------------------------------------
  Net unrealized gain                $ 9,931,832
 ------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $77,632,760.

The accompanying notes are an integral part of these financial statements.

                                                            COMMERCE GROWTH FUND
Shareholder Letter
 Dear Shareholder,
 We are pleased to report on the performance of the Commerce Growth Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Insti-tutional Shares of the Fund had a total return of 22.66% based on NAV. The Service Shares had a total return of 22.53% based on NAV for the same time period. This compares to the Lipper Growth Funds Index six-month return of 23.72% and the S&P's 500 Index with Income six-month return of 22.32%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enter-prises.)

                   Portfolio Highlights

                 . Over the last six months, the leadership of the market has been provided by the technology sector. We began building the Fund's technology representation in the fall, as many technology stocks suffered significant declines late last summer. Two additions were Tellabs and Oracle. Over the last six months, several of the technology holdings have increased over 80%. We have recently reduced our technology weighting, as the stock prices have moved ahead of their strong fundamental outlook.

                 . The Fund continued to increase its holdings of companies that are favorably affected by the strong economic growth in the United States. Economists have been surprised by the continued strength in consumer spending. We have over 25% of the Fund in companies that directly benefit from the surge in consumer spending. Industries that are favorably affected by consumer spending are retailing, apparel, fur-niture, home builders, and autos. Maytag was a recent addi-tion to the consumer specialties sector.

                 . We also like the manufacturing sectors of the market. New additions over the last six months were Ingersoll Rand, United Technologies, and Johnson Controls. As economies outside the United States begin to improve later this year, we expect the manufacturing sectors to be a beneficiary.

                 . The Fund continued to reduce its exposure to the financial sector. Over the last twelve months, the exposure has de-clined over 50% to the current weighting of 12%.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Growth Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

COMMERCE GROWTH FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Shares  Description                                    Value
  Common Stocks - 95.6%
  Advertising - 2.4%
  165,700 Omnicom Group, Inc.                     $ 12,013,250
 -----------------------------------------------------------------
  Aerospace - 0.8%
   27,600 United Technologies Corp.                  3,998,550
 -----------------------------------------------------------------
  Airlines - 2.1%
  323,100 Southwest Airlines Co.                    10,520,944
 -----------------------------------------------------------------
  Apparel - 5.1%
  426,000 Jones Apparel Group, Inc.*                14,058,000
  162,000 Tommy Hilfiger Corp.*                     11,319,750
                                                  ------------
                                                    25,377,750
 -----------------------------------------------------------------
  Auto Parts - 0.8%
   52,000 Johnson Controls Inc                       3,792,750
 -----------------------------------------------------------------
  Banks - 3.3%
  109,000 Northern Trust Corp.                      10,150,625
  146,200 Wells Fargo Company                        6,314,013
                                                  ------------
                                                    16,464,638
 -----------------------------------------------------------------
  Computers Software - 4.8%
  342,000 Compuware Corp.*                           8,336,250
   76,000 Microsoft Corp.*                           6,179,750
  338,400 Oracle Corp.*                              9,157,950
                                                  ------------
                                                    23,673,950
 -----------------------------------------------------------------
  Consumer Specialties - 2.4%
  175,700 Maytag Corporation                        12,013,487
 -----------------------------------------------------------------
  Diversified Commercial Services - 1.3%
  269,000 Robert Half International, Inc.*           6,422,375
 -----------------------------------------------------------------
  Diversified Financial Services - 1.4%
   95,400 Federal National Mortgage Association      6,767,437
 -----------------------------------------------------------------
  Diversified Manufacturing - 2.3%
  173,100 Danaher Corp.                             11,500,331
 -----------------------------------------------------------------
  EDP Peripherals - 2.2%
  101,500 EMC Corp.*                                11,057,156
 -----------------------------------------------------------------
  EDP Services/Distribution - 0.7%
  255,000 Computer Horizons Corp.*                   3,601,875
 -----------------------------------------------------------------
  Electronic Data Processing - 1.4%
  312,500 Compaq Computer Corp.                      6,972,656
 -----------------------------------------------------------------
  Home Furnishing - 5.3%
  243,000 Ethan Allen Interiors, Inc.               12,317,062
  609,000 Leggett & Platt, Inc.                     14,045,062
                                                  ------------
                                                    26,362,124
 -----------------------------------------------------------------

  Shares  Description                                 Value
  Common Stocks - (continued)
  Homebuilding - 1.4%
  369,800 DR Horton, Inc.                      $  7,141,762
 --------------------------------------------------------------
  Hospital/Medical Nursing Services - 2.1%
  345,000 Lincare Holdings, Inc.                 10,220,625
 --------------------------------------------------------------
  Household Supplies - 1.8%
   78,300 Clorox Co.                              9,033,862
 --------------------------------------------------------------
  Industrial Machinery/Component - 5.8%
  153,300 Ingersoll-Rand Co.                     10,606,444
  235,000 Illinois Tool Works, Inc.              18,095,000
                                               ------------
                                                 28,701,444
 --------------------------------------------------------------
  Insurance - 2.4%
  100,000 American International Group, Inc.     11,743,750
 --------------------------------------------------------------
  Investment Services - 4.7%
  202,000 Franklin Resources, Inc.                8,080,000
   90,000 Merrill Lynch & Company, Inc.           7,554,375
   76,700 Morgan Stanley Dean Witter & Co.        7,607,681
                                               ------------
                                                 23,242,056
 --------------------------------------------------------------
  Medical Electronics - 1.8%
  127,900 Medtronic Inc.                          9,200,806
 --------------------------------------------------------------
  Medical Specialties - 1.6%
  200,000 Biomet, Inc.                            8,200,000
 --------------------------------------------------------------
  Motor Vehicles - 2.2%
  173,200 Ford Motor Co.                         11,073,975
 --------------------------------------------------------------
  Multi-Sector Companies - 3.4%
  160,000 General Electric Co.                   16,880,000
 --------------------------------------------------------------
  Office Equipment Supplies - 4.8%
  487,000 Herman Miller, Inc.                     9,709,563
  237,400 Xerox Corp.                            13,947,250
                                               ------------
                                                 23,656,813
 --------------------------------------------------------------
  Oil & Gas Production - 1.6%
  134,000 Royal Dutch Petroleum ADR               7,864,125
 --------------------------------------------------------------
  Pharmaceuticals - 5.8%
  154,000 Abbott Laboratories                     7,459,375
   90,700 Johnson & Johnson                       8,843,250
  261,000 Schering-Plough Corp.                  12,609,563
                                               ------------
                                                 28,912,188
 --------------------------------------------------------------
  Retail - 1.9%
  140,000 Dayton Hudson Corp.                     9,423,750
 --------------------------------------------------------------
  Semiconductors - 2.1%
  184,000 Linear Technology Corp.                10,465,000
 --------------------------------------------------------------
  Services to the Health Industry - 2.0%
  167,900 Cardinal Health, Inc.                  10,042,519
 --------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                            COMMERCE GROWTH FUND

  Shares  Description                                 Value
  Common Stocks - (continued)
  Specialty Retail - 7.4%
  179,000 Lowes Companies, Inc.                    9,442,250
  179,800 The Gap, Inc.                           11,967,938
  455,000 TJX Companies, Inc.                     15,157,188
                                                ------------
                                                  36,567,376
 ---------------------------------------------------------------
  Telecommunications - 1.4%
  173,400 Century Telephone Enterprises, Inc.      6,979,350
 ---------------------------------------------------------------
  Telecommunications Equipment - 5.0%
   94,300 Cisco Systems, Inc.*                    10,756,094
  131,000 Tellabs, Inc.*                          14,352,688
                                                ------------
                                                  25,108,782
 ---------------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $324,851,978)                           $474,997,456
 ---------------------------------------------------------------

   Principal             Interest                      Maturity
    Amount                 Rate                          Date                             Value
  Repurchase Agreement - 5.4%
  State Street Bank & Trust Company(a)
  $26,836,000                4.72%                     05/03/99                     $ 26,836,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $26,836,000)                                                                $ 26,836,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $351,687,978)(b)                                                            $501,833,456
 -----------------------------------------------------------------------------------------------

 --------------------------------
  Federal Income
   Tax Information:
  Gross unrealized
   gain for
   investments in
   which value
   exceeds cost     $161,606,674
  Gross unrealized
   loss for
   investments in
   which cost
   exceeds value     (11,461,196)
 --------------------------------
  Net unrealized
   gain             $150,145,478
 --------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 * Non-income producing security
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The cost stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP FUND
Shareholder Letter
 Dear Shareholder,
 We are pleased to report on the performance of the Commerce MidCap Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Insti-tutional Shares of the Fund had a total return of 14.86% based on NAV. The Service Shares had a total return of 14.72% based on NAV for the same time period. This compares to the Lipper Mid-Cap Funds Index six-month return of 23.96% and the S&P's Mid Cap 400 Index six-month return of 18.86%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enter-prises.)

                   For the six months ending April 30, 1999, the Fund's NAV gained 14.86% in value. By comparison, the S&P's Mid Cap 400 Index gained 18.80%. The difference in performance oc-curred in the month of April. The Index is comprised largely of companies that are more economically sensitive. Investors have recently begun to anticipate an increase in economic growth overseas. Investment in these stocks drove the Index up 7.9% in April alone.

                   Portfolio Highlights

                 . The Fund favors investing in companies whose earnings are not so dependent on economic cycles. Consequently, when such swings in sentiment occur, stable growth portfolios like ours tend to lag behind more cyclical indices. Rather than chase the recent change in market leadership, we will continue to search for companies that are creating their own opportunities.

                 . Preferences notwithstanding, the Fund is invested in sec-
                   tors of the economy which will benefit even more from a re-covery in global economic health. The technology, including semiconductors, capital equipment and communications sec-tors, will benefit tremendously from stable world markets. Likewise, certain manufacturers, already lean and profit-able, will fare even better as prospects from overseas im-prove.

                 . On the other hand, several sectors are under severe pres-
                   sure. Most health care companies have been under a cloud of late as Congress wrestles with expanding Medicare coverage. Concerns of regulatory overkill abound.

                 . The relative valuation of mid- and small-capitalization
                   companies is very attractive versus large companies. We have, in recent months, begun to see a gradual shift in in-vestor preference toward these companies. Relative perfor-mance has improved, and money flows into aggressive mutual funds has picked up. We will watch closely for more signs of long-term fundamental change.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   MidCap Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

                                                            COMMERCE MIDCAP FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Shares Description                                         Value

  Common Stocks - 95.4%
  Advertising - 2.8%
  25,600 Omnicom Group, Inc.                          $  1,856,000
  25,800 WPP Group PLC ADR                               2,263,950
                                                      ------------
                                                         4,119,950
 -----------------------------------------------------------------
  Aerospace - 1.3%
  39,100 Gulfstream Aerospace Corp.*                     1,906,125
 -----------------------------------------------------------------
  Airlines - 1.4%
  48,900 Skywest, Inc.                                   1,271,400
  25,650 Southwest Airlines Co.                            835,228
                                                      ------------
                                                         2,106,628
 -----------------------------------------------------------------
  Apparel - 1.8%
  78,000 Jones Apparel Group, Inc.*                      2,574,000
 -----------------------------------------------------------------
  Banks - 3.0%
  15,900 First Tennessee National Corp.                    685,687
  42,700 Firstar Corp.                                   1,283,669
  27,300 National Commerce Bancorp                         682,500
  17,900 Northern Trust Corp.                            1,666,937
                                                      ------------
                                                         4,318,793
 -----------------------------------------------------------------
  Biotechnology - 2.4%
  20,300 Biogen, Inc.*                                   1,929,769
  29,500 Elan Corp. PLC ADR*                             1,519,250
                                                      ------------
                                                         3,449,019
 -----------------------------------------------------------------
  Bulding Products - 1.5%
  33,100 Southdown, Inc.*                                2,120,469
 -----------------------------------------------------------------
  Computer Software - 7.2%
  31,700 Adobe Systems, Inc.                             2,008,988
  47,300 BMC Software, Inc.*                             2,036,856
  46,900 Check Point Software Technologies, Ltd.*        1,653,225
  47,800 Citrix Systems, Inc.*                           2,031,500
  80,800 Compuware Corp.*                                1,969,500
  20,200 Legato Systems, Inc.*                             816,838
                                                      ------------
                                                        10,516,907
 -----------------------------------------------------------------
  Construction/Agri. Equip/Truck - 1.1%
  30,600 Navistar International Corp.                    1,600,762
 -----------------------------------------------------------------
  Diversified Commercial Services - 6.4%
  70,200 Dendrite International, Inc.*                   1,816,425
  54,500 Maximus Inc.*                                   1,417,000
  37,875 Paychex, Inc.                                   1,933,992
  54,900 Profit Recovery Group International, Inc.*      2,003,850
  15,000 Sabre Group Holdings, Inc.*                       781,875
  43,100 Viad Corp.*                                     1,424,994
                                                      ------------
                                                         9,378,136
 -----------------------------------------------------------------

  Shares Description                                    Value

  Common Stocks - (continued)
  Diversified Financial Services - 1.0%
   8,800 Capital One Financial Corp.             $  1,528,450
 ------------------------------------------------------------
  Diversified Manufacturing - 1.7%
  36,200 Danaher Corp.                              2,405,037
 ------------------------------------------------------------
  EDP Peripherals - 3.6%
  51,900 Electronics For Imaging, Inc.*             2,455,519
  14,600 Network Appliances, Inc.*                    734,563
  41,450 Symbol Technologies, Inc.                  1,979,238
                                                 ------------
                                                    5,169,320
 ------------------------------------------------------------
  EDP Services/Distribution - 6.5%
  53,000 Affiliated Computer Services, Inc.*        2,027,250
  31,400 CSG Systems International, Inc.*           1,212,825
  39,200 Galileo International, Inc.*               1,920,800
  59,000 Henry Jack & Assoc., Inc.*                 1,947,000
  43,100 QRS Corp.*                                 2,370,500
                                                 ------------
                                                    9,478,375
 ------------------------------------------------------------
  Electronic Components - 1.9%
  17,000 Power Integrations*                          667,250
  31,600 Sanmina Corp.*                             2,097,450
                                                 ------------
                                                    2,764,700
 ------------------------------------------------------------
  Electronic Data Processing - 1.3%
  52,000 Ceridian Corp.*                            1,904,500
 ------------------------------------------------------------
  Homebuilding - 1.6%
  40,500 Crossmann Communities, Inc.*               1,063,125
  69,000 DR Horton, Inc.                            1,332,562
                                                 ------------
                                                    2,395,687
 ------------------------------------------------------------
  Home Furnishing - 1.3%
  77,300 Furniture Brands International, Inc.*      1,937,331
 ------------------------------------------------------------
  Hospital/Medical Nursing Services - 1.1%
  56,300 Lincare Holdings, Inc.*                    1,667,887
 ------------------------------------------------------------
  Industrial Machinery/Components - 1.6%
  33,400 Ingersoll-Rand Co.                         2,310,862
 ------------------------------------------------------------
  Insurance - 4.3%
  12,700 Hartford Life, Inc.                          693,425
  46,000 Mutual Risk Management, Ltd.               1,788,250
  59,000 Protective Life Corp.                      2,312,063
  19,200 Transatlantic Holdings, Inc.               1,476,000
                                                 ------------
                                                    6,269,738
 ------------------------------------------------------------
  Investment Services - 2.2%
  32,000 A. G. Edwards, Inc.                        1,120,000
  36,200 DST Systems, Inc.*                         2,108,650
                                                 ------------
                                                    3,228,650
 ------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Shares Description                                Value

  Common Stocks - (continued)
  Media Conglomerates/Other - 0.9%
  51,500 Apollo Group, Inc.*                  $  1,274,625
 ---------------------------------------------------------
  Medical Specialties - 6.6%
  28,000 Allergan Inc                            2,516,500
  22,800 Biomatrix, Inc.*                          750,975
  24,500 Guidant Corp.                           1,315,344
  75,300 Ocular Sciences, Inc.*                  2,296,650
  18,300 Osteotech, Inc.*                          661,088
  50,300 Quintiles Transnational Corp.*          2,040,294
                                              ------------
                                                 9,580,851
 ---------------------------------------------------------
  Military/Government/Technical - 0.3%
  13,900 EG & G, Inc.                              434,375
 ---------------------------------------------------------
  Multi-Sector Companies - 0.9%
  45,700 Metzler Group, Inc.*                    1,273,887
 ---------------------------------------------------------
  Office Equipment Supplies - 2.0%
  15,300 Lexmark International Group, Inc.*      1,889,550
  50,400 Herman Miller, Inc.                     1,004,850
                                              ------------
                                                 2,894,400
 ---------------------------------------------------------
  Other Transportation/Services - 0.6%
  26,100 Airborne Freight Corp.                    835,200
 ---------------------------------------------------------
  Pharmaceuticals - 1.2%
  43,500 Watson Pharmaceuticals, Inc.*           1,761,750
 ---------------------------------------------------------
  Precision Instruments - 1.5%
  20,300 Waters Corp.*                           2,134,037
 ---------------------------------------------------------
  Publishing - 2.9%
  79,700 Harte-Hanks Communication, Inc.         2,012,425
  62,000 New York Times Co.                      2,139,000
                                              ------------
                                                 4,151,425
 ---------------------------------------------------------
  Publishing Services - 1.1%
  49,140 SunGard Data Systems, Inc.*             1,569,409
 ---------------------------------------------------------
  Restaurants - 1.1%
  58,800 Brinker International Inc.*             1,624,350
 ---------------------------------------------------------
  Retail - 2.4%
  36,350 Dollar Tree Stores, Inc.*               1,326,775
  29,800 Express Scripts, Inc.*                  2,194,025
                                              ------------
                                                 3,520,800
 ---------------------------------------------------------
  Semiconductors - 2.4%
  42,600 Maxim Integrated Products, Inc.*        2,385,600
  25,200 Vitesse Semiconductor Corp.*            1,167,075
                                              ------------
                                                 3,552,675
 ---------------------------------------------------------

  Shares Description                           Value

  Common Stocks - (continued)
  Services to the Health Industry - 1.9%
  19,050 Cardinal Health, Inc.           $  1,139,428
  11,900 McKesson, Inc.                       416,500
  47,900 Omnicare, Inc.                     1,152,594
                                         ------------
                                            2,708,522
 ----------------------------------------------------
  Specialty Retail - 9.0%
  23,000 Abercrombie & Fitch Co.*           2,187,875
  61,900 Bed Bath & Beyond, Inc.*           2,209,056
  42,000 Best Buy Co., Inc.*                2,005,500
  31,384 CVS Corp.                          1,494,663
  46,800 Linens-n-Things, Inc.*             2,141,100
  51,150 Office Depot, Inc.*                1,125,300
  60,200 TJX Companies, Inc.                2,005,413
                                         ------------
                                           13,168,907
 ----------------------------------------------------
  Telecommunication Equipment - 3.6%
  35,300 ADC Telecommunications, Inc.*      1,687,781
  16,500 Comverse Technology, Inc.*         1,058,063
  34,600 ECI Telecommunications Ltd.*       1,275,875
  13,600 Harmonic, Inc.*                      620,500
  13,700 Transwitch Corp.*                    602,800
                                         ------------
                                            5,245,019
 ----------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $108,522,002)                    $138,881,558
 ----------------------------------------------------

  Principal  Interest   Maturity
    Amount     Rate       Date         Value

  Repurchase Agreement - 1.8%
  State Street Bank & Trust
   Company(a)
  $2,587,000   4.72%    05/03/99 $  2,587,000
 --------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $2,587,000)              $  2,587,000
 --------------------------------------------
  TOTAL INVESTMENTS
  (cost $111,109,002)(b)         $141,468,558
 --------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                            COMMERCE MIDCAP FUND

 -------------------------------
  Federal Income
  Tax Information:
  Gross unrealized
  gain for invest-
  ments in
  which value ex-
  ceeds cost        $33,422,254
  Gross unrealized
  loss for invest-
  ments in
  which cost ex-
  ceeds value        (3,274,384)
 -------------------------------
  Net unrealized
  gain              $30,147,870
 -------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 * Non-income producing security.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The aggregate cost for federal income tax purposes is $111,320,688.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Shareholder Letter
 Dear Shareholder,
 We are pleased to report on the performance of the Commerce International Eq-uity Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   The Institutional Shares produced a total return of 13.17% for the six-month period ending April 30, 1999, based on NAV (assumes expense waivers). The Service Shares had a to-tal return of 13.13% for the six-month period based on NAV (assumes expense waivers). These returns somewhat lagged the return of the Morgan Stanley Capital International Eu-rope, Australia, and Far East (EAFE) Index for the same time period, which was 15.44%. The Lipper International Eq-uity Funds Index return was 14.06% for the six-month peri-od. On a rolling three year basis, the Fund's Institutional Share's annualized total return of 9.38% based on NAV has slightly exceeded the return of the EAFE Index, which was 9.17%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the U.S. government or by its agencies, instrumentalities, or sponsored enter-prises.)

                   Portfolio Highlights

                 . Calendar year 1999 to date has been a very volatile one
                   for investments in non-U.S. equity markets. After a very strong start, particularly in Europe in reaction to the in-ception of the European Monetary Union, non-U.S. equity markets have experienced a great deal of volatility in price and total return. Brazil's currency devaluation, which occurred in January of 1999, raised the level of con-cern surrounding the stability of Latin American markets, and contributed to the overall volatility. However, since that time, a great deal of progress has been made in Bra-zil, and the situation seems to have stabilized at this point. In fact, Latin American markets have rebounded quite strongly, climbing approximately 14% in the month of April 1999. The continued strength of the U.S. dollar has de-tracted from total non-U.S. equity market returns for a U.S.-based investor.

                 . Recent interest rate cuts and corporate mergers and acqui-
                   sitions activity have helped propel European markets for-ward. A more positive outlook for global economic growth has led to a recent rally in the more cyclical, value-ori-ented stocks. Japan has experienced an increase in foreign buying, as well as an increased hope of economic recovery, which has helped the Japanese stock market to rally in 1999.

                 . We believe that the European economy can gradually
                   strengthen, helped by continuing recovery in Asia and Latin America, and stabilization in Japan. In contrast to the quiet economic background, we anticipate that the corporate sector will remain dynamic as consolidation continues across the region and businesses act to improve returns.

                 . The Fund is positioned to take advantage of anticipated
                   strengthening in the European economies, with nearly 70% of the Fund positioned in the United Kingdom and Europe com-bined. The Japanese position remains underweight, with 17% of the Fund invested in Japan, relative to a 23% weight in the EAFE Index. The Latin American weighting remains at less than 5% of the Fund.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                                                Sincerely,
                   International Equity Fund Team
                   Investment Management Group  International Equity Team
                   Commerce Bank, N.A.          Rowe Price-Fleming Information
                                                Inc.

                   May 28, 1999

                                             COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Shares  Description                                                   Value
  Common Stocks - 95.9%
  Argentine Peso - 0.9%
    3,737 Banco de Galicia Buenos Aires ADR (Banks)                $    86,185
    3,794 Banco Frances Del Rio De La Plata ADR (Financial
           Services)                                                    96,747
    6,570 Telefonica de Argentina ADR (Utilities)                      245,554
   13,537 YPF Sociedad Anonima ADR (Oil & Gas)                         568,554
                                                                   -----------
                                                                       997,040
 -----------------------------------------------------------------------------
  Australian Dollar - 2.8%
   19,953 Australian Gas & Light Co. (Utilities)                       141,282
    7,000 Brambles Industries Ltd. (Transportation/Storage)            205,695
   14,000 Broken Hill Proprietary Co. (Mining - Metals/Minerals)       158,275
   76,820 Colonial Ltd. (Financial Services)                           289,255
   21,028 Commonwealth Bank of Australia (Financial Services)          382,879
   99,000 Goodman Fielder Wattie, Ltd. (Food Products)                  95,649
   12,416 Lend Lease Corp. (Financial Services)                        167,390
   30,539 News Corp., Ltd. (Media)                                     255,929
   46,000 Publishing & Broadcasting Ltd. (Media)                       309,184
   26,000 Tab Corp. Holdings, Ltd. (Recreational Services)             211,456
   69,765 Telstra Corp.* (Utilities)                                   378,569
   51,302 Westpac Banking Corp. (Banks)                                391,637
                                                                   -----------
                                                                     2,987,200
 -----------------------------------------------------------------------------
  Brazilian Real - 1.5%
      611 Cemig-CIA Energetica Minas Gerais ADR (Utilities)+            14,658
    6,053 Cemig-CIA Energetica Minas Gerais ADR (Non-Voting)
           (Utilities)                                                 143,002
    6,351 Companhia Brasileira de Distribuicao Grupo Pao de
           Acucar (Utilities)                                          110,746
   14,845 Telecomunicacoes Brasileiras ADR (Telecommunications)          1,160
   13,977 Telecomunicacoes Brasileiras ADR (Telecommunications)      1,274,528
    4,700 Unibanco-Uniao De Bancos Brasileirs GDR* (Financial
           Services)                                                   116,619
                                                                   -----------
                                                                     1,660,713
 -----------------------------------------------------------------------------
  British Pound Sterling - 19.1%
   28,000 Abbey National (Insurance)                                   630,610
  103,000 Asda Group (Consumer Products)                               342,991
   38,000 BG (Gas Distribution & Pipeline)                             213,957
   29,000 BP Amoco (Oil & Gas)                                         550,497
   66,000 Cable & Wireless (Telecommunications)                        945,481
   45,744 Cadbury Schweppes (Food Products)                            610,415
   83,600 Caradon (Building Materials & Construction)                  212,490

  Shares  Description                                               Value
  Common Stocks - (continued)
  British Pound Sterling - (continued)
   36,000 Centrica* (Energy)                                   $    72,971
   46,000 Compass Group (Food Products)                            473,601
  121,776 Diageo PLC (Beverages/Tobacco)                         1,402,651
   26,000 Electrocomponents (Electronics)                          221,679
   10,000 GKN (Industrial Machinery)                               170,683
   48,000 Glaxo Wellcome (Pharmaceuticals)                       1,422,348
    5,000 Hays PLC (Diversified Holding Companies)                  55,500
    4,000 Heywood Williams Group (Building Materials &
           Construction)                                            17,696
  126,000 Kingfisher Group (Retail Trade)                        1,881,021
   50,000 Ladbroke Group (Hotels & Restaurants)                    240,300
   11,000 Laing(John) (Household Durables)                          56,449
  117,400 National Westminster Bank (Banks)                      2,823,477
   25,500 Rank Group (Commercial Services)                         106,041
  114,000 Reed International (Publishing)                        1,037,081
   27,000 Rolls Royce (Aerospace/Defense)                          125,092
   38,000 Rio Tinto (Mining - Metals/Minerals)                     663,267
   63,000 Safeway (Retail Trade)                                   262,492
  227,500 Shell Transport & Trading Co. (Oil & Gas)              1,705,463
   35,000 Smith (David S) Holdings (Paper & Forest Products)        75,448
  144,800 Smithkline Beecham (Health & Medical Services)         1,914,765
  177,000 Tesco (Food Products)                                    526,057
  138,980 Tomkins (Diversified Holding Companies)                  585,772
   60,000 Unilever NV (Consumer Products)                          533,284
   48,000 United News & Media Plc (Publishing)                     583,765
                                                               -----------
                                                                20,463,344
 -----------------------------------------------------------------------------
  Canadian Dollar - 0.2%
    5,410 Alcan Aluminum, Ltd. (Mining - Metals/Minerals)          170,674
    1,950 Royal Bank of Canada (Financial Services)                 95,086
                                                               -----------
                                                                   265,760
 -----------------------------------------------------------------------------
  Chilean Peso - 0.1%
    2,440 Chilectra SA ADR (Utilities)+                             53,961
 -----------------------------------------------------------------------------
  Chinese Yuan - 0.2%
   12,900 Huaneng Power International, Inc. ADR (Energy)           173,344
 -----------------------------------------------------------------------------
  Danish Krone - 0.4%
    1,525 Den Danske Bank AB (Financial Services)                  175,581
    1,520 Tele Danmark AS (Telecommunications)                     156,641
    1,250 Unidanmark (Financial Services)                           85,818
                                                               -----------
                                                                   418,040
 -----------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Shares  Description                                                  Value

  Common Stocks - (continued)
  Euro - 37.7%
  Belgium - 1.6%
     945  Credit Communal De Belg* (Dexia) (Financial Services)   $   145,352
  15,498  Fortis Belgium (Insurance)                                  519,814
  13,230  KBC Bancassurance Holding (Financial Services)              820,401
     600  Societe Europeenne Des Satellites* (Media)                   91,828
   2,850  UCB (Chemical Products)                                     132,473
                                                                  -----------
                                                                    1,709,868
 ----------------------------------------------------------------------------
  Germany - 6.0%
   1,770  Allianz AG Holdings (Insurance)                             563,753
   8,669  Bayer AG (Chemical Products)                                368,149
  12,562  Bayerische Vereinsbank (Financial Services)                 818,790
   8,226  Deutsche Bank AG (Financial Services)                       477,947
     914  Deutsche Bank AG (Financial Services)                        53,105
  11,471  Deutsche Telekom AG (Telecommunications)                    452,000
  11,508  Dresdner Bank AG (Financial Services)                       496,008
  13,241  Gehe AG (Health/Personal Care)                              608,469
   3,470  Hoechst AG (Chemical Products)                              164,407
   6,860  Mannesmann AG (Industrial Machinery)                        902,964
   1,832  Rhon-Klinikum AG (Health/Personal Care)                     183,856
   1,430  Sap AG (Computer Services/Software)                         457,728
   3,682  Siemens AG (Electronics & Other Electrical Equipment)       272,277
   8,248  Veba AG (Utilities)                                         452,214
   2,230  Volkswagen AG (Automobiles & Automobile Parts)              158,072
                                                                  -----------
                                                                    6,429,739
 ----------------------------------------------------------------------------
  Finland - 0.9%
  12,320  Nokia (AB) OY (Telecommunications)                          949,433
 ----------------------------------------------------------------------------
  France - 10.5%
   3,660  Alcatel Alsthom (Cie Gen El) (Computers/Office)             449,279
   6,157  Axa UAP (Insurance)                                         794,820
     909  Carrefour (Retail Trade)                                    720,201
   4,135  Credit Commercial de France (Financial Services)            436,821
   1,440  Danone (Food Products)                                      384,868
     705  Dexia France (Financial Services)                            98,681
     848  Dexia France (Financial Services)                           118,697
   2,920  Elf Aquitaine (Oil & Gas)                                   453,449
     325  L'Oreal (Health/Personal Care)                              208,058
   1,781  Lafarge SA (Building Materials & Construction)              173,093
   1,790  Lapeyre (Building Materials & Construction)                 136,149

  Shares  Description                                              Value
  Common Stocks - (continued)
  Euro - (continued)
  France - (continued)
    1,225 Legrand (Electronics)                               $   292,464
    5,560 Pin Printemps Redo (Retail Trade)                       922,153
    2,480 Saint Gobain (Chemical Products)                        425,729
    4,787 Sanofi (Health/Personal Care)                           749,951
    9,834 Schneider SA (Electronics)                              641,498
    1,994 Societe Generale (Financial Services)                   356,835
    4,088 Sodexho Alliance (Food Products)                        670,673
    3,010 ST Microelectronics (Electronics-Semiconductors)        313,525
    2,180 Television Francaise (Media)                            426,046
    7,734 Total (Oil & Gas)                                     1,058,858
    6,040 Vivendi (Utilities)                                   1,410,763
                                                              -----------
                                                               11,242,611
 ----------------------------------------------------------------------------
  Ireland - 0.1%
    8,677 CBT Group ADR* (Computer Services/Software)             134,494
 ----------------------------------------------------------------------------
  Italy - 6.0%
   12,600 Assicurazioni Generali Spa (Insurance)                  490,497
   23,000 Banca Commerciale Italiana (Banks)                      189,275
  137,000 Banca Di Roma (Financial Services)                      225,774
    7,000 Banca Popolare Di Brescia (Financial Services)          240,701
  103,309 Ente Nazionale Idrocarburi (Oil & Gas)                  679,915
    2,372 Gucci Group NV ADR (Textiles)                           178,938
  195,000 Istituto National Assicurazioni (Insurance)             514,995
   23,000 Italgas (Societa Italiana Il Gas) Spa (Utilities)       102,291
   36,025 Mediolanum (Insurance)                                  237,855
   30,362 San Paolo IMI* (Financial Services)                     455,457
  123,443 Telecom Italia Mobile SPA (Utilities)                   735,485
  171,340 Telecom Italia Spa (Telecommunications)               1,822,706
  114,094 Unicredito Italiano Spa (Financial Services)            578,539
                                                              -----------
                                                                6,452,428
 ----------------------------------------------------------------------------
  Netherlands - 9.1%
   20,456 ABN AMRO Holdings NV (Banks)                            487,299
   20,266 Ahold (Koninklijke) NV (Food Products)                  752,527
    1,992 Akzo Nobel NV (Chemical Products)                        89,961
   11,050 ASM Lithography Holding NV* (Electronics-
           Semiconductors)                                        465,762
    7,783 CSM CVA (Food Products)                                 416,031
   49,850 Elsevier NV (Media)                                     745,161
      570 Equant NV* (Computer Services/Software)                  51,725
   19,320 Fortis AMEV NV (Insurance)                              687,805
   25,582 ING Groep NV (Financial Services)                     1,575,548
    2,598 Koninklijke KPN NV (Utilities)                          108,409
    6,800 Koninklijke Numico NV (Food Products)                   255,733

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND

    Shares   Description                                                  Value
  Common Stocks - (continued)
  Euro - (continued)
  Netherlands - (continued)
       9,060 Koninklijke Philips Electronics (Electronics)           $   780,035
      13,210 Royal Dutch Petroleum Co. (Energy)                          768,923
       2,598 TNT Post Groep NV (Financial Services)                       69,985
       7,680 Unilever NV (Consumer Products)                             525,732
       5,320 VNU NV (Publishing)                                         215,248
      41,824 Wolters Kluwer (Media)                                    1,820,335
                                                                     -----------
                                                                       9,816,219
 -------------------------------------------------------------------------------
  Portugal - 0.4%
      10,996 Jeronimo Martins SGPS (Food Products)                       361,844
       3,665 Jeronimo Martins SGPS* (Food Products)                      117,313
                                                                     -----------
                                                                         479,157
 -------------------------------------------------------------------------------
  Spain - 3.1%
      11,676 Argentaria Corp Bancaria de Espana (Banks)                  274,567
      12,090 Banco Bilbao Vizcaya SA (Financial Services)                180,850
       1,840 Banco Popular Espanol (Banks)                               130,233
      23,705 Banco Santander Central Hispano (Banks)                     514,863
      16,316 Endesa SA (Electrical Services)                             362,650
       2,979 Gas Natural Sdg SA (Utilities)                              240,275
      27,640 Iberdrola SA (Utilities)                                    386,885
      11,541 Repsol SA (Oil & Gas)                                       187,755
      22,565 Telefonica de Espana (Utilities)                          1,057,201
                                                                     -----------
                                                                       3,335,279
 -------------------------------------------------------------------------------
  Total Euro                                                          40,549,228
 -------------------------------------------------------------------------------
  Hong Kong Dollar - 2.1%
      15,000 Cheung Kong Holdings Ltd. (Real Estate)                     136,434
     120,000 China Telecom Ltd.* (Telecommunications)                    274,029
      54,000 CLP Holdings Ltd. (Utilities)                               289,821
      47,000 Henderson Land Development Co. (Recreational
              Services)                                                  284,389
      64,400 Hong Kong Telecom (Telecommunications)                      173,234
       6,800 HSBC Holdings (Financial Services)                          252,664
      77,000 Hutchison Whampoa (Diversified Holding Companies)           690,427
      23,000 Sun Hung Kai Properties Co. (Real Estate)                   201,780
                                                                     -----------
                                                                       2,302,778
 -------------------------------------------------------------------------------
  Japanese Yen - 17.3%
       9,000 Alps Electric Co. (Electronics)                             152,613
      21,000 Amada Co, Ltd. (Industrial Machinery)                       131,887
      38,000 Canon Inc. (Electronics & Other Electrical Equipment)       929,158

  Shares  Description                                              Value
  Common Stocks - (continued)
  Japanese Yen - (continued)
   10,000 Citizen Watch Co. (Electronics & Other Electrical
           Equipment)                                         $    82,901
   20,000 Daiichi Pharmaceutical Co. (Health/Personal Care)       324,904
   26,000 Daiwa House Industry Co. (Building Materials &
           Construction)                                          310,250
       54 DDI Corp. (Utilities)                                   268,146
   37,000 Denso Corp. (Transportation/Storage)                    751,340
       57 East Japan Railway (Railroads)                          336,501
    5,600 Fanuc Co., Ltd. (Electronics)                           243,845
   12,000 Fujitsu Limited (Computers/Office)                      205,493
   47,000 Hitachi (Electronics)                                   343,192
    3,000 Honda Motor Co. Ltd. (Automobiles & Automobile
           Parts)                                                 132,139
    6,000 Ito-Yokado Co. (Retail Trade)                           368,280
   21,000 Kao Corp. (Cosmetics)                                   532,825
   13,000 Kokuyo Company, Ltd. (Computer Services/Software)       195,403
   11,000 Komori Corp. (Industrial Machinery)                     203,567
   26,000 Kuraray Co. (Chemical Products)                         296,098
    9,000 Kyocera Corp. (Electronics & Other Electrical
           Equipment)                                             534,333
   17,000 Makita Corp. (Industrial Machinery)                     182,499
   32,000 Marui Co., Ltd. (Retail Trade)                          530,832
   40,000 Matsushita Electric Industrial Co. (Electronics)        760,342
   32,000 Mitsubishi Corp. (Wholesale Trade)                      211,690
  120,000 Mitsubishi Heavy Industries Ltd. (Industrial
           Machinery)                                             525,540
   58,000 Mitsui Fudosan Co. (Real Estate)                        534,249
   13,000 Murata Manufacturing Co. (Electronics)                  752,219
   69,000 NEC Corp. (Electronics)                                 823,932
       88 Nippon Telephone & Telegraph Corp. (Utilities)          957,964
   47,000 Nomura Securities Co., Ltd. (Financial Services)        506,917
       11 NTT Mobile Communications Network
           (Telecommunications)                                   644,783
    5,000 Pioneer Electronic Corp.* (Household Durables)           95,043
   27,000 Sankyo Co. (Financial Services)                         566,362
   43,000 Sekisui Chemical Co. Ltd. (Building Materials &
           Construction)                                          287,339
   26,000 Sekisui House (Building Materials & Construction)       291,090
    3,000 Seven Eleven Japan Co., Ltd. (Retail Trade)             255,987
   14,000 Shinetsu Chemical Co., Ltd. (Chemical Products)         445,487
   13,000 Shiseido Co. (Health/Personal Care)                     204,656
    9,900 Sony Corp. (Household Durables)                         924,343
   48,000 Sumitomo Corp. (Wholesale Trade)                        354,513
   61,000 Sumitomo Electric Industries, Ltd. (Electronics &
           Other Electrical Equipment)                            738,109
    9,000 TDK Corp. (Household Durables)                          680,539

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Shares Description                                                      Value
  Common Stocks - (continued)
  Japanese Yen - (continued)
  13,000 Tokio Marine & Fire Insurance Co. (Insurance)               $   151,424
   5,300 Tokyo Electron (Electronics & Other Electrical Equipment)       301,792
  25,000 Toppan Printing Co. (Media)                                     300,620
  14,000 Uny Co. (Retail Trade)                                          222,743
                                                                     -----------
                                                                      18,593,889
 -------------------------------------------------------------------------------
  Korean Won - 0.2%
   2,151 Samsung Electronics (Electronics)                               165,420
 -------------------------------------------------------------------------------
  Mexican Peso - 1.5%
     295 Cemex SA (Building Materials & Construction)                      1,373
   9,860 Cemex SA (B Shares) (Building Materials & Construction)          45,779
  15,860 Cemex SA ADS (Building Materials & Construction)                147,619
  46,500 Fomento Econ Mexico SA* (Diversified Holding Companies)         166,071
  16,928 Gruma SA De CV* (Diversified Holding Companies)                  32,464
   3,613 Gruma SA De CV ADR* (Diversified Holding Companies)              28,001
  68,450 Grupo Industrial Maseca SA (Household Durables)                  47,411
  59,232 Grupo Modelo SA (Beverages/Tobacco)                             156,093
   4,222 Grupo Televisa, GDR (Media)                                     173,102
  33,739 Kimberly Clark de Mexico (Health/Personal Care)                 131,451
   9,145 Telefonos de Mexico SA ADR (Financial Services)                 692,734
   4,800 TV Azteca ADS* (Media)                                           33,600
                                                                     -----------
                                                                       1,655,698
 -------------------------------------------------------------------------------
  New Zealand Dollar - 0.3%
  62,000 Telecom Corp. of New Zealand IR (Utilities)                     322,954
 -------------------------------------------------------------------------------
  Norwegian Krone - 1.2%
   1,170 Bergesen D-Y ASA (Transportation/Storage)                        17,526
  13,830 Norsk Hydro (Energy)                                            618,857
  34,540 Orkla SA (Food Products)                                        579,315
   2,690 Saga Petroleum ASA* (Oil & Gas)                                  29,791
                                                                     -----------
                                                                       1,245,489
 -------------------------------------------------------------------------------
  Russian Ruble - 0.0%
   3,560 Rao Gazprom ADS (Energy)                                         37,825
 -------------------------------------------------------------------------------
  Singapore Dollar - 0.4%
  10,503 Singapore Press Holdings (Media)                                154,793
  30,000 United Overseas Bank (Banks)                                    231,681
                                                                     -----------
                                                                         386,474
 -------------------------------------------------------------------------------

  Shares     Description                                             Value
  Common Stocks - (continued)
  Swedish Krona - 3.7%
      18,810 ABB AB (Electronics)                              $    261,962
      25,098 Astrazeneca (Pharmaceuticals)                          978,694
      11,470 Atlas Copco AB (Industrial Machinery)                  301,806
      30,690 Electrolux AB (Appliance Manufacturer)                 622,021
       2,530 Esselte (Media)                                         39,433
       1,855 Granges AB (Mining - Metals/Minerals)                   31,441
      10,090 Hennes & Mauritz AB (Retail Trade)                     869,436
      84,800 Nordbanken Holding AB (Financial Services)             532,701
      10,210 Sandvik AB (B Shares) (Industrial Machinery)           230,533
       7,762 Securitas AB (Commercial Services)                     114,999
                                                               ------------
                                                                  3,983,026
 --------------------------------------------------------------------------
  Swiss Franc - 6.3%
         300 ABB AG (Electronics)                                   437,504
       1,319 Adecco SA (Business Services)                          664,817
       2,560 Credit Suisse Group (Financial Services)               507,570
         855 Nestle SA (Food Products)                            1,582,005
         848 Novartis AG (Chemical Products)                      1,241,125
          83 Roche Holdings AG (Health/Personal Care)               975,959
         480 Swisscom AG (Telecommunications)                       176,181
       3,390 UBS AG (Banks)                                       1,150,960
                                                               ------------
                                                                  6,736,121
 --------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $85,521,148)                                           $102,998,304
 --------------------------------------------------------------------------
  Preferred Stocks - 1.3%
  Australian Dollar - 0.3%
      26,215 News Corporation, Ltd. (Media)                    $    204,912
      96,200 Star City Holdings LTD (Recreational Services)         108,223
                                                               ------------
                                                                    313,135
 --------------------------------------------------------------------------
  Brazilian Real - 0.6%
  13,550,488 Banco Bradesco SA (Banks)                               73,422
     137,000 Banco Itau SA (Financial Services)                      72,995
   2,560,126 Cemig-Cia Energetica Minas Gerais (Utilities)           61,653
     118,176 Ciment Itau (Building Materials & Construction)         12,807
   1,774,463 Petroleo Brasileiro-Petrobras (Oil & Gas)              285,346

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND

  Shares    Description                                              Value
  Preferred Stocks - (continued)
  Brazilian Real - (continued)
      3,978 Telemig-Telec de Minas Gerais SA (Utilities)       $        103
  1,028,953 Telesp (Telecommunications)                             134,427
    982,766 Telesp Celular SA (Telecommunications)                   42,304
                                                               ------------
                                                                    683,057
 ------------------------------------------------------------------------------
  Deutschemark - 0.4%
        464 Fielmann AG (Health/Personal Care)                       18,136
        420 Fresenius AG (Health & Medical Services)                 73,209
        766 SAP AG (Non Voting) (Computer Services/Software)        287,267
                                                               ------------
                                                                    378,612
 ------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  (cost $1,555,279)                                            $  1,374,804
 ------------------------------------------------------------------------------
  Warrants - 0.0%
  Brazilian Real - 0.0%
     10,054 Telesp* (Telecommunications)                       $        --
 ------------------------------------------------------------------------------
  Spanish Peseta - 0.0%
     22,565 Telefonica* (Telecommunications)                         21,144
 ------------------------------------------------------------------------------
  TOTAL WARRANTS
  (cost $14,389)                                               $     21,144
 ------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                          Value
  Repurchase Agreement - 1.0%
  State Street Bank & Trust Company(a)
  $1,074,000                4.72%                     05/03/99                     $  1,074,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,074,000)                                                                $  1,074,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $86,164,816)(b)                                                            $105,468,252
 -----------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
  value exceeds cost                                                                 22,973,014
  Gross unrealized loss for investments in which
  cost exceeds value                                                                 (3,745,099)
 -----------------------------------------------------------------------------------------------
  Net unrealized gain                                                              $ 19,227,915
 -----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under
   Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the board of Trustees.
 (a) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (b) The aggregate cost for federal income tax purposes is $86,240,337.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depository Receipt
 ADS--American Depository Shares
 GDR--Global Depository Receipt
 ------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

                                               Percentage of
                                            Total Net Assets
  Common and Preferred Stock Industry Concentrations
  Financial Services                                    10.9%
  Utilities                                              7.0
  Telecommunications                                     6.6
  Food Products                                          6.4
  Banks                                                  5.9
  Retail Trade                                           5.6
  Electronics                                            5.5
  Oil & Gas                                              5.1
  Insurance                                              4.3
  Media                                                  4.2
  Health/Personal Care                                   3.2
  Chemical Products                                      2.9
  Electronics & Other Electrical Equipment               2.7
  Industrial Machinery                                   2.5
  Pharmaceuticals                                        2.2
  Health & Medical Services                              1.9
  Publishing                                             1.7
  Household Durables                                     1.7
  Energy                                                 1.6
  Building Materials & Construction                      1.5
  Beverages/Tobacco                                      1.5
  Diversified Holding Companies                          1.4
  Consumer Products                                      1.3
  Computer Services/Software                             1.0
  Mining - Metals/Minerals                               1.0
  Transportation/Storage                                 0.9
  Real Estate                                            0.8
  Electronics-Semiconductors                             0.7
  Business Services                                      0.6
  Computers/Office                                       0.6
  Appliance Manufacturer                                 0.6
  Recreational Services                                  0.6
  Wholesale Trade                                        0.5
  Cosmetics                                              0.5
  Electrical Services                                    0.3
  Railroads                                              0.3
  Automobiles & Automobile Parts                         0.3
  Hotels & Restaurants                                   0.2
  Commercial Services                                    0.2
  Gas Distribution & Pipeline                            0.2
  Textiles                                               0.2
  Aerospace/Defense                                      0.1
  Paper & Forest Products                                0.1
 ------------------------------------------------------------
  TOTAL COMMON AND PREFERRED STOCKS                     97.2%
 ------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Shareholder Letter
 Dear Shareholder,
 We are pleased to report on the performance of the Commerce National Tax-Free Intermediate Bond Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Fund had a total return of 1.34% based on NAV (assumes expense waivers and reimbursements). This compares to the Lipper Intermediate Municipal Debt Funds Index six-month return of 1.35% and the Merrill Lynch Municipal Intermediate Index six-month return of 1.64%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guar-anteed by the U.S. government or by its agencies, instru-mentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . Recall from our fiscal year-end report, new issue volume in the municipal market was on pace to challenge the all-time record set in 1993 for supply of $292 billion. Despite falling short of those levels, the heavy new issue volume in 1998 pushed long-term municipal bond yields higher than yields earned on taxable U.S. Treasury bonds. Over the course of the last six months, this anomaly has corrected itself as interest rates increased steadily, limiting the appeal of new issue borrowings. In addition, as supply sub-sided, credit spreads continued to move inward. One notable exception was in the health care sector where systematic pressures such as reduced Medicare reimbursements and an increase in competition drove yields on lower quality cred-its upward.

                 . Our main focus of improving the relative yield of the Fund has not changed. As such, recent purchases continue to be concentrated in the higher yielding sectors of the munici-pal market, including health care. The duration of the Fund slipped to the lower end of our target range of 5.50-5.75 years. This resulted in a price sensitivity slightly lower than the Lipper Intermediate Municipal Debt Funds Index and slightly long the Merrill Lynch Municipal Intermediate In-dex.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                   May 28, 1999

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                              Value

  Municipal Bond Obligations - 92.1%
  Arizona - 2.1%
  Arizona State Trans Board Excise Tax Revenue (AA-/Aa2)
  $500,000                 5.00%                        07/01/05                       $   526,180
  Page AZ Municipal Property Corp. (AAA/AAA)
   300,000                 5.00                         07/01/13                           309,837
                                                                                       -----------
                                                                                           836,017
 -------------------------------------------------------------------------------------------------
  Florida - 0.5%
  Florida State Board of Education Capital Outlay GO Bonds Series A
   (AA+/Aa2)
   200,000                 5.25                         01/01/04                           211,384
 -------------------------------------------------------------------------------------------------
  Georgia - 0.5%
  Georgia State GO Bonds Series D (AA+/Aaa)
   200,000                 5.40                         11/01/10                           218,262
 -------------------------------------------------------------------------------------------------
  Hawaii - 0.8%
  Honolulu HI City and County (AA3/AA-)
   300,000                 7.25                         07/01/02                           330,765
 -------------------------------------------------------------------------------------------------
  Illinois - 6.9%
  Chicago IL ST University Revenue (AAA/Aaa)
   300,000                 5.50                         12/01/23                           315,393
  Chicago Metropolitan Water Reclamation GO Bonds (AA/Aa)
   500,000                 4.90                         12/01/01                           515,945
   450,000                 5.60                         12/01/09                           494,447
  Evanston GO Bonds (NR/Aaa)
   250,000                 5.30                         12/01/99                           253,160
  Illinois Development Financial Authority Revenue (AAA/NR)
   300,000                 5.70                         01/01/18                           322,983
  Illinois ST GO Bonds (AAA/Aaa)
   300,000                 5.00                         03/01/17                           297,534
  Illinois ST Sales Tax Revenue (AA2/AAA)
   300,000                 6.50                         06/15/22                           353,607
  Kankakee River Met Agency Il Sewer Treatment Facility Revenue (AAA/AAA)
   265,000                 5.00                         05/01/22                           256,557
                                                                                       -----------
                                                                                         2,809,626
 -------------------------------------------------------------------------------------------------
  Indiana - 5.0%
  Elkhart County IN Hospital Authority Revenue (A1/NR)
   700,000                 5.25                         08/15/18                           688,282
  Merrillville IN Multi Sch Bldg (AAA/Aaa)
   500,000                 6.65                         07/01/06                           576,335
  Plymouth IN Multi Sch Bldg (AAA/Aaa)
   700,000                 5.75                         07/01/06                           764,491
                                                                                       -----------
                                                                                         2,029,108
 -------------------------------------------------------------------------------------------------
  Iowa - 1.3%
  Bettendorf GO Bonds Series A (AMBAC) (NR/Aaa)
   250,000                 4.70                         06/01/03                           258,600
  Bettendorf GO Bonds Series A (AMBAC) (NR/Aaa)
   250,000                 6.00                         07/01/08                           262,250
                                                                                       -----------
                                                                                           520,850
 -------------------------------------------------------------------------------------------------

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                              Value

  Municipal Bond Obligations - (continued)
  Kansas - 2.5%
  Kansas State Development Financial Authority Revenue Public Water Supply
   (A2/AA-)
  $500,000                 5.00%                        04/01/16                       $   499,410
  Kansas State Development Financial Authority Revenue Water Pollution
   Control (AA+/Aa1)
   250,000                 5.25                         11/01/09                           267,482
  Olathe KS Certificate Participation (A-/NR)
   250,000                 4.80                         09/01/07                           254,742
                                                                                       -----------
                                                                                         1,021,634
 -------------------------------------------------------------------------------------------------
  Kentucky - 1.2%
  Kentucky Infrastructure Authority Revenue Bonds (A/A2)
   485,000                 5.13                         06/01/11                           500,787
 -------------------------------------------------------------------------------------------------
  Louisiana - 3.3%
  Louisiana Public Facilities Authority Hospital Revenue (AAA/Aaa)
   500,000                 5.00                         07/01/04                           522,350
  Louisiana State GO Bonds (AMBAC) (AAA/Aaa)
   250,000                 5.00                         04/15/02                           259,125
  Orleans Parish LA Parishwide School District (AAA/NR)
   500,000                 7.00                         09/01/03                           563,610
                                                                                       -----------
                                                                                         1,345,085
 -------------------------------------------------------------------------------------------------
  Maine - 0.8%
  Regional Waste System ME Solid Waste (NR/AA)
   300,000                 5.25                         07/01/04                           317,013
 -------------------------------------------------------------------------------------------------
  Maryland - 1.3%
  Washington Suburban Sanitation District GO Bonds (AA/Aa1)
   500,000                 4.75                         06/01/02                           516,715
 -------------------------------------------------------------------------------------------------
  Massachusetts - 1.9%
  Massachusetts State GO Series A (MBIA) (AA-/Aaa)
   700,000                 5.60                         02/01/07                           754,607
 -------------------------------------------------------------------------------------------------
  Michigan - 4.7%
  Detroit Michigan Sewer Disposal Revenue (AAA/AAA)
   300,000                 6.00                         07/01/04                           327,978
  Greenville Public Schools GO Bonds (MBIA) (AAA/Aaa)
   200,000                 5.75                         05/01/07                           218,466
  Michigan State Housing Development Authority Series B (AMBAC) (AAA/NR)
   500,000                 4.80                         12/01/10                           498,665
  Muskegon Heights MI Public Schools (AAA/AAA)
   320,000                 5.50                         05/01/09                           347,933
  Waterford Township School District Bonds (Q-SBLF) (AA/Aa2)
   500,000                 4.85                         06/01/10                           511,395
                                                                                       -----------
                                                                                         1,904,437
 -------------------------------------------------------------------------------------------------
  Minnesota - 1.9%
  Minnesota State Housing and Finance Agency Series D (AA+/Aa)
   340,000                 5.35                         01/01/05                           354,787

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                              Value
  Municipal Bond Obligations - (continued)
  Minnesota - continued
  St. Paul Independent School District #625 GO Bonds Series C (AA/Aa)
  $400,000                5.20%                         02/01/07                       $   418,936
                                                                                       -----------
                                                                                           773,723
 -------------------------------------------------------------------------------------------------
  Missouri - 10.2%
  Belton MO Certificate Participation (NR/AAA)
   535,000                 4.70                         03/01/12                           533,946
  Clay County Public Building Authority Leasehold Rev (FSA) (AAA/NR)
   850,000                 5.10                         05/15/10                           880,464
  Jackson County MO Leasehold Revenue (AMBAC) (AAA/Aaa)
   500,000                 4.00                         12/01/04                           501,475
  Missouri State Health & Educational Facilities Revenue (BBB+/NR)
   500,000                 4.75                         02/15/05                           506,265
  New Liberty MO Hospital District Revenue (AAA/NR)
   500,000                 5.00                         12/01/10                           514,940
  Osage Beach MO Waterworks and Sewer System Revenue (NR/NR)
   280,000                 4.75                         12/01/11                           273,540
  Perry County MO Hospital Revenue (NR/NR)
   105,000                 4.30                         06/01/01                           105,038
   100,000                 4.45                         06/01/02                           100,054
   110,000                 4.90                         06/01/06                           110,127
  Saint Peters MO (AAA/NR)
   290,000                 7.20                         01/01/09                           354,319
  St. Charles County MO Industrial Development (NR/NR)
   250,000                 5.00                         02/01/29                           250,860
                                                                                       -----------
                                                                                         4,131,028
 -------------------------------------------------------------------------------------------------
  Nebraska - 3.4%
  Nebraska Public Power District Revenue Series A (AAA/A1)
   250,000                 5.10                         01/01/06                           265,250
  Nebraska Public Power District Revenue Series A (MBIA) (AAA/Aaa)
   500,000                 5.25                         01/01/04                           528,020
  Nebraska Public Power District Revenue Series A, MBIA-IBC (AAA/AAA)
    95,000                 4.50                         01/01/00                            95,791
  Omaha Public Power Revenue Bonds Series A (AA/Aa)
   500,000                 5.00                         02/01/01                           511,500
                                                                                       -----------
                                                                                         1,400,561
 -------------------------------------------------------------------------------------------------
  Nevada - 0.5%
  Clark County School District GO Bonds Series B (FGIC) (AAA/Aaa)
   200,000                 5.30                         05/01/04                           211,660
 -------------------------------------------------------------------------------------------------
  New York - 7.3%
  New York Dormitory Authority Revenue (MBIA-IBC) (AAA/Aaa)
   500,000                 4.50                         07/01/06                           510,405
  New York GO Bonds Series A (A-/A3)
   500,000                 5.25                         08/01/07                           528,715

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                              Value
  Municipal Bond Obligations - (continued)
  New York - (continued)
  New York GO Bonds Series J (A-/A3)
  $500,000                 5.25%                        08/01/11                       $   519,770
  New York ST Energy Resh and Development Series A (A-/NR)
   250,000                 7.15                         12/01/20                           277,695
  New York State Dorm Authority Revenue Series B (A-/A3)
   540,000                 5.00                         05/15/08                           561,875
  New York State Urban Development Corp Revenue (BBB+/Baa1)
   500,000                 6.25                         01/01/07                           557,130
                                                                                       -----------
                                                                                         2,955,590
 -------------------------------------------------------------------------------------------------
  North Carolina - 1.7%
  North Carolina Medical Care Community Hospital Revenue (A+/A1)
   695,000                 4.40                         02/15/04                           703,924
 -------------------------------------------------------------------------------------------------
  Ohio - 0.4%
  Ohio State Infrastructure Improvement GO Bonds (AA+/Aa1)
   150,000                 5.20                         08/01/10                           158,436
 -------------------------------------------------------------------------------------------------
  Oregon - 1.3%
  Oregon State Housing & Community Services Department Revenue Bonds
   Series D (NR/Aa)
   500,000                 5.55                         07/01/06                           522,450
 -------------------------------------------------------------------------------------------------
  Pennsylvania - 2.7%
  Pennsylvania State GO Bonds (AA-/A1)
   500,000                 5.25                         06/15/06                           526,125
  Pennsylvania State Industrial Development Authority Revenue (AAA/Aaa)
   500,000                 6.00                         07/01/08                           561,325
                                                                                       -----------
                                                                                         1,087,450
 -------------------------------------------------------------------------------------------------
  South Carolina - 2.0%
  South Carolina State Capital Improvement GO Bonds
   Series A (AA+/Aaa)
   250,000                 5.00                         03/01/05                           263,520
  York County School District #1 GO Bonds Series A (MBIA SCSDE)
   (AAA/AA/Aaa/Aa1)
   500,000                 7.00                         07/01/03                           561,345
                                                                                       -----------
                                                                                           824,865
 -------------------------------------------------------------------------------------------------
  South Dakota - 4.4%
  South Dakota Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
   500,000                 5.00                         09/01/04                           522,995
  South Dakota Housing Development Authority Revenue (AAA/Aa1)
   660,000                 4.60                         05/01/05                           663,425
   315,000                 4.65                         05/01/06                           319,505
  South Dakota ST Health and Educational Revenue (BAA2/BBB)
   250,000                 7.25                         04/01/03                           285,238
                                                                                       -----------
                                                                                         1,791,163
 -------------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
   Amount                  Rate                           Date                              Value
  Municipal Bond Obligations - (continued)
  Tennessee - 1.3%
  Shelby County GO Bonds Series A (AA+/Aa)
  $500,000                 5.63%                        06/01/06                       $   543,825
 -------------------------------------------------------------------------------------------------
  Texas - 3.6%
  Channelview Independent School District GO Bonds (PSFG) (NR/Aaa)
   250,000                 4.75                         08/15/05                           257,748
  Guadalupe County TX (AAA/Aaa)
   340,000                 5.60                         02/01/05                           366,003
  Hidalgo County TX Health Service Corp. (AAA/AAA)
    85,000                 7.35                         08/01/99                            87,511
  San Antonio GO Bonds (AA/Aa)
   200,000                 5.20                         08/01/02                           209,004
  Tarrant County Water Control & Improvement Revenue Bonds (AAA/Aaa)
   140,000                 5.00                         03/01/09                           142,523
  Texas A&M University Revenue Bonds (AA/Aa)
   200,000                 5.55                         05/15/01                           207,876
  Texas State GO Bonds Series A (AA/Aa)
   200,000                 5.65                         10/01/08                           215,996
                                                                                       -----------
                                                                                         1,486,661
 -------------------------------------------------------------------------------------------------
  Utah - 3.5%
  Alpine School District GO Bonds (FGIC-TCRS) (AAA/Aaa)
   250,000                 5.40                         03/15/05                           259,292
  Intermountain Power Agency Revenue Series A (MBIA) (AAA/Aaa)
   800,000                 6.00                         07/01/08                           897,480
  Intermountain Power Agency Revenue Series B (A+/A1)
   250,000                 5.10                         07/01/03                           261,197
                                                                                       -----------
                                                                                         1,417,969
 -------------------------------------------------------------------------------------------------
  Virginia - 1.2%
  Virginia Beach GO Bonds (AA/Aa)
   200,000                 5.20                         07/15/06                           213,190
  Virginia ST Public School Authority (AA1/AA+)
   300,000                 5.10                         08/01/14                           307,680
                                                                                       -----------
                                                                                           520,870
 -------------------------------------------------------------------------------------------------
  Washington - 10.2%
  King County GO Bonds Series D (AA+/Aa1)
   500,000                 6.20                         12/01/00                           520,930
  Kitsap County School District No 400 (A/NR)
   680,000                 6.05                         12/01/00                           706,704
  Metro Washington DC Airports Authority Rev
   Series B (AAA/Aaa)
   500,000                 5.25                         10/01/09                           528,735
  Metro Washington DC Airports Authority Revenue Series B (AAA/Aaa)
   500,000                 5.25                         10/01/12                           517,785
  Pierce County Sewer Improvements Revenue
   Bonds (A+/A1)
   290,000                 5.45                         02/01/08                           300,573
  Seattle GO Bonds Series A (AA+/Aa1)
   150,000                 5.30                         08/01/13                           156,809

  Principal             Interest                       Maturity
   Amount                 Rate                           Date                              Value
  Municipal Bond Obligations - (continued)
  Washington - (continued)
  Spokane County School District #354 GO Bonds (A+/A)
  $370,000                5.20%                          12/01/06                     $   389,092
  Vancouver Water & Sewer Revenue Bonds (FGIC)
   (AAA/Aaa)
   250,000                4.70                           06/01/01                         255,187
  Washington Higher Educational Facility University of Puget Sound Revenue
   Bonds (A+/A2)
   500,000                5.00                           10/01/06                         519,405
  Washington State GO Bonds Series DD-12 & CC-9
   (AA/Aa)
   250,000                5.38                           03/01/08                         268,402
                                                                                      -----------
                                                                                        4,163,622
 ------------------------------------------------------------------------------------------------
  Wisconsin - 3.7%
  Green Bay Public School District GO Bonds (NR/Aa)
   500,000                4.90                           04/01/05                         521,305
  Milwaukee GO Bonds Series E (AA+/Aa1)
   250,000                5.50                           06/15/10                         267,410
  Wisconsin State Clean Water Revenue Bonds Series 1 (AA+/Aa2)
   500,000                5.25                           06/01/10                         524,440
  Wisconsin State GO Bonds Series 3 (AA/Aa)
   200,000                5.25                           11/01/02                         210,930
                                                                                      -----------
                                                                                        1,524,085
 ------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (cost $36,763,681)                                                                  $37,534,172
 ------------------------------------------------------------------------------------------------
  Short-Term Obligations - 6.4%
  Nevada - 0.3%
  Reno Hospital Revenue (VMIG1/A-1+)
   100,000                4.25(a)                     05/03/99(a)                         100,000
 ------------------------------------------------------------------------------------------------
  North Dakota - 0.3%
  Grand Forks ND Health Care Facilities (VMIG1/NR)
   100,000                4.25(a)                     05/03/99(a)                         100,000
 ------------------------------------------------------------------------------------------------
  Tennessee - 1.7%
  Metro Nashville Airport Authority Spl (P1/A-1+)
   700,000                4.25(a)                     05/03/99(a)                         700,000
 ------------------------------------------------------------------------------------------------
  Texas - 4.1%
  Grapevine Industrial Development Corp. (American
   Airlines-B1) (NR/P-1)
   400,000                4.25(a)                     05/03/99(a)                         400,000
  Grapevine Industrial Development Corp. (American
   Airlines-B2) (NR/P-1)
   100,000                4.25(a)                     05/03/99(a)                         100,000
  Grapevine Industrial Development Revenue Bonds (Morgan Guarantee Trust
   Co. LOC) (NR/Aa1/P-1)
   500,000                4.25(a)                     05/03/99(a)                         500,000
  Harris County Health Facilities Development Corp. RB for St. Luke's
   Episcopal Hospital Series 1997 A (A-1+/NR)
   400,000                4.25(a)                     05/03/99(a)                         400,000

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  Principal            Interest                      Maturity
   Amount                Rate                          Date                            Value
  Short-Term Obligations - (continued)
  Texas - continued
  Harris County Health Facilities Development Corp. RB for St. Luke's
   Episcopal Hospital Series 1997 B (A-1+/NR)
  $300,000               4.25(a)%                   05/03/99(a)                   $   300,000
                                                                                  -----------
                                                                                    1,700,000
 --------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (cost $2,600,000)                                                               $ 2,600,000
 --------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $39,363,681)(b)                                                           $40,134,172
 --------------------------------------------------------------------------------------------

  Federal Income
  Tax Information:
  Gross unrealized
   gain for
   investments in
   which value
   exceeds cost     $   814,219
  Gross unrealized
   loss for
   investments in
   which cost
   exceeds value        (43,728)
 -------------------------------
  Net unrealized    $   770,491
  gain
 -------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 (a) Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 1999. The maturity date shown is the next reset date.
 (b) The cost stated also represents aggregate cost for federal income tax purposes.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 AMBAC--Insured by American Municipal Bond Assurance Corporation
 FGIC--Insured by Financial Guaranty Insurance Company
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance Corporation
 NR--Not Rated
 PSFG--Permanent School Fund Guaranteed
 TCRS--Transferable Custodial Receipts
--------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Shareholder Letter
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce Missouri Tax-Free Intermediate Bond Fund for the 6-month period ended April 30, 1999.

                   Performance Review

                   For the six-month period ending April 30, 1999, the Fund had a total return of 1.40% based on NAV (assumes expense waivers and reimbursements). This compares to the Lipper Intermediate Municipal Debt Funds Index six-month return of 1.35% and the Merrill Lynch Municipal Intermediate Index six-month return of 1.64%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guar-anteed by the U.S. government or by its agencies, instru-mentalities, or sponsored enterprises.)

                   Portfolio Highlights

                 . Recall from our fiscal year-end report, new issue volume in the municipal market was on pace to challenge the all-time record set in 1993 for supply of $292 billion. Despite falling short of those levels, the heavy new issue volume in 1998 pushed long-term municipal bond yields higher than yields earned on taxable U.S. Treasury bonds. Over the course of the last six months, this anomaly has corrected itself as interest rates increased steadily limiting the appeal of new issue borrowings. In addition, as supply sub-sided, credit spreads continued to move inward. One notable exception was in the health care sector where systematic pressures such as reduced Medicare reimbursements and an increase in competition drove yields on lower quality cred-its upward.

                 . Our main focus of improving the relative yield of the Fund has not changed. As such, recent purchases continue to be concentrated in the higher yielding sectors of the munici-pal market including health care. The duration of the Fund slipped to the lower end of our target range of 5.50-5.75 years. This resulted in a price sensitivity slightly lower than the Lipper Intermediate Municipal Debt Funds Index and slightly long the Merrill Lynch Municipal Intermediate In-dex.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
April 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                              Value
  Missouri Municipal Bond Obligations - 88.9%
  Belton Cap Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
  $  200,000               5.00%                        03/01/05                       $   209,650
     200,000               5.00                         03/01/06                           209,878
  Belton MO Certificate Participation (AAA/NR)
     500,000               4.75                         03/01/13                           498,465
  Branson MO Reorganized School District (AAA/AAA)
     300,000               5.50                         03/01/14                           325,059
  Chesterfield GO Bonds (NR/Aa2)
     500,000               5.20                         02/15/12                           516,420
  Clay County MO Pub Bldg Auth Leasehold Rev Series A (FSA)(AAA/NR)
     665,000               5.00                         05/15/09                           688,940
  Clay County MO Pub Bldg Auth Leasehold Rev Series C (FSA) (AAA/NR)
      40,000               5.00                         05/15/09                            41,440
  Columbia Water & Electricity Revenue Bonds Series A (AA/A1)
     300,000               5.40                         10/01/02                           316,068
  Fort Zumwalt School District (AA/NR)
     100,000               5.25                         03/01/11                           104,691
  Hazelwood School District GO Bonds (NR/Aa)
     150,000               5.15                         03/01/04                           158,027
  Jackson County MO Leasehold Revenue (AMBAC) (AAA/Aaa)
     500,000               4.00                         12/01/04                           501,475
  Jackson County Reorganized School District #7 Lees Summit Lease
   Partnership COP Bonds (AMBAC) (AAA/AAA)
     265,000               4.50                         03/01/04                           271,447
  Jackson County Reorganized School District #7 Lees Summit Lease
   Partnership Revenue Bonds (AMBAC) (NR/Aaa)
     310,000               4.15                         03/01/05                           310,620
  Jackson County Reorganized School District #7 Lees Summit GO Bonds (Ref &
   Impt Direct Deposit) (AA/Aa2)
     500,000               4.50                         03/01/05                           511,280
  Jackson County MO School District #7 Less Summit
   GO Bonds (NR/A1)
     250,000               5.60%                        03/01/08                           262,225
  Jasper County School District #R-9 GO Bonds (AA/NR)
     500,000               5.00                         09/01/03                           524,090
  Kansas City Chouteau Bridge Project Series B (AA/Aa3)
     380,000               5.00                         05/01/11                           392,498
  Kansas City MO GO Bonds (AA/Aa3)
     200,000               4.50                         06/01/04                           203,554
  Kansas City MO GO Bonds Series A (AA/Aa3)
     500,000               5.25                         03/01/10                           532,660
  Kansas City MO Water Revenue (AA3/AA)
     270,000               5.60                         12/01/01                           283,416
  Kansas City Sewer Special Assessment GO Bonds Series A (AA/Aa)
     410,000               7.40                         05/15/99                           410,476

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                              Value
  Missouri Municipal Bond Obligations - (continued)
  Missouri High ED Student Loan (AAA/NR)
  $  500,000               4.50%                        02/15/10                       $   494,920
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds (Elec Coop Thomas Hill) (AA/A1)
     250,000               5.50                         12/01/04                           267,013
     500,000               5.50                         12/01/06                           539,415
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue
   Bonds Series A (AA/NR)
     150,000               5.25                         07/01/02                           157,040
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue
   Bonds Series C (NR/Aa)
     205,000               4.75                         01/01/01                           208,747
     500,000               4.90                         01/01/02                           515,530
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue
   Bonds Series D (NR/Aa)
     400,000               5.50                         01/01/08                           430,276
  Missouri State Environmental Improvement & Energy Resources Authority
   Water Pollution Control Revenue
   Bonds Series E (NR/Aa)
     390,000               4.38                         07/01/00                           393,994
  Missouri State Fourth State Building GO Bonds Series A (AAA/Aaa)
     500,000               7.00                         04/01/04                           570,010
     150,000               5.30                         08/01/08                           161,068
     500,000               5.40                         08/01/09                           536,760
  Missouri State GO Bonds Series A (AAA/Aaa)
     500,000               4.50                         08/01/02                           514,695
     500,000               6.50                         08/01/14                           531,110
  Missouri State Health & Educational Facilities Revenue (BBB+/NR)
     500,000               4.75                         02/15/05                           506,265
  Missouri State Health & Educational Facility
  Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
     400,000               6.00                         05/15/07                           445,748
     150,000               6.00                         05/15/11                           168,641
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AMBAC-TRCS) (AAA/Aaa)
   1,000,000               5.15                         05/15/10                         1,046,260
  Missouri State Health & Educational Facility Revenue
   Bonds (Children Mercy Hosp.)(A+/NR)
     750,000               5.25                         05/15/18                           745,522
  Missouri State Health & Educational Facility Revenue Bonds (The Barstow
   School) (NR/NR)
     405,000               4.75                         10/01/10                           393,178
  Missouri State Health & Educational Facility Revenue
   Bonds (prerefunded to 06/01/01) (MBIA) (AAA/Aaa)
     300,000               6.63                         06/01/11                           323,841

      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
April 30, 1999 (Unaudited)

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                              Value
  Missouri Municipal Bond Obligations - (continued)
  Missouri State Health & Educational Facility Revenue Bonds Series B
   (Health Midwest) (MBIA) (AAA/Aaa)
  $  150,000               6.10%                        06/01/11                       $   163,021
  Missouri State Health & Educational Facility Washington University
   Revenue Bonds Series A (NR/Aa1)
     800,000               4.75                         08/15/05                           831,624
  Missouri State Housing Development Community Mortgage Revenue Bond
   (GNMA/FNMA) (AAA/NR)
     375,000               4.55                         03/01/04                           379,511
  Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-
   Singlefam-Homeowner Loan A-2) (GNMA/FNMA) (AAA/Aaa)
     195,000               5.40                         03/01/06                           203,106
  Missouri State Housing Development Community Mortgage Revenue Bonds (AMT-
   Singlefam-Homeowner Loan B-2 (GNMA/FNMA) (AAA/NR)
     375,000               5.20                         03/01/08                           389,212
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR)
     190,000               5.50                         03/01/06                           199,109
  Missouri State Housing Development Community Mortgage Revenue Bonds
   Series C (GNMA/FNMA) (AAA/NR)
     210,000               4.80                         09/01/01                           213,958
  Missouri State Housing Development Community Mortgage Revenue Bonds
   Series C-2 (GNMA/FNMA)(AAA/NR)
     240,000               4.90                         03/01/07                           243,881
  Missouri State Regal Convention & Sports Complex
   Authority Revenue Bonds (A+/Aa3)
     640,000               4.75                         08/15/04                           660,448
     500,000               5.20                         08/15/07                           521,700
  Missouri State Water Pollution Control GO Bonds
   Series A (AAA/Aaa)
     300,000               5.60                         08/01/10                           324,795
  New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
     375,000               4.25                         12/01/02                           380,955
     515,000               5.00                         12/01/10                           530,388
     380,000               5.13                         12/01/12                           390,256
  Osage Beach MO Waterworks and Sewer System
   Revenue (NR/NR)
     220,000               4.75                         12/01/11                           214,925
     500,000               5.35                         12/01/17                           494,185
  Perry County MO Hospital Revenue (NR/NR)
     420,000               5.40                         06/01/11                           420,470
  Platte County Missouri School District Park Hill GO Bond (Student Aid
   Direct Deposit) (AA/Aa2)
     500,000               5.20                         03/01/09                           528,230

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                              Value
  Missouri Municipal Bond Obligations - (continued)
  Richmond Heights CTFS Partnership Capital Improvement Projects Series A
   Certificate Participation (MBIA) (AAA/Aaa)
  $  550,000               4.60%                        02/15/05                       $   563,706
     575,000               4.70                         02/15/06                           589,726
  Springfield GO Bonds (NR/Aa)
     220,000               4.30                         03/01/00                           221,940
  Springfield MO School Dist#12 Series B (FGIC) (AAA/Aaa)
     620,000               9.50                         03/01/07                           834,136
  Springfield Public Building Corp. Leasehold Revenue
   Bond (AMBAC) (AAA/NR)
     225,000               4.50                         03/01/08                           227,439
     250,000               4.85                         03/01/10                           255,203
     390,000               5.00                         02/15/16                           391,895
  St. Charles County Francis Howell School District GO
   Bonds (FGIC) (AAA/Aaa)
     700,000               4.60                         03/01/04                           718,963
  St. Charles County Francis Howell School District GO
   Bonds (Student Aid Direct Deposit) (AA/NR)
     485,000               4.50                         03/01/04                           497,227
  St. Charles County MO Industrial Development (Housing Vanderbilt Apts)
   (NR/NR)
     350,000               5.00                         02/01/29                           351,204
  St. Charles County MO School District (A2/AAA)
     700,000               5.05                         03/01/19                           702,639
  St. Charles County MO School District GO Bonds Series A (AMBAC) (AAA/Aaa)
     150,000               5.75                         03/01/11                           157,053
  St. Louis Board of Education GO Bonds Series A
   (FGIC State Aid Direct Deposit) (AAA/Aaa)
     500,000               4.40                         04/01/07                           507,995
  St. Louis Board of Education GO Bonds Series B (FGIC) (AAA/Aaa)
     905,000               5.50                         04/01/10                           975,581
  St. Louis County MO Certificate Partnership (AA2/AA)
     500,000               4.40                         05/15/11                           488,350
  St. Louis County MO GO Bonds Series B (NR/Aa1)
     200,000               5.25%                        02/01/07                           208,236
     750,000               5.30                         02/01/08                           782,175
  St. Louis County MO Regal Convention & Sports Complex Authority Series C
   (AAA/Aaa)
     530,000               7.90                         08/15/21                           615,913
  St. Louis County MO Rockwood School District (AA2/AA)
     800,000               5.13                         02/01/07                           848,952
     740,000               4.63                         07/01/08                           759,995
  St. Louis County MO School District GO Bonds (FGIC) (AAA/Aaa)
     200,000               5.40                         04/01/03                           212,400

The accompanying notes are an integral part of these financial statements.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

  Principal            Interest                     Maturity
    Amount               Rate                         Date                             Value
  Missouri Municipal Bond Obligations - (continued)
  St. Louis County MO School District GO Bonds Lindbergh (NR/Aa)
  $  715,000             6.60%                      02/15/03                      $   784,784
     200,000             5.40                       02/15/10                          213,454
  St. Louis County School District GO Bonds Parkway (NR/Aa)
     300,000             7.00                       02/01/00                          308,238
  St. Peters GO Bonds (AAA/NR)
     500,000             7.20                       01/01/09                          610,895
  St. Peters GO Bonds (NR/A1)
     150,000             5.80                       01/01/10                          160,770
  University Missouri Development Foundation Power Leasehold Revenue
   Bonds (AAA/NR)
     500,000             5.75                       05/01/13                          544,180
  University Missouri Health Facilities Revenue Bonds
   Series A (AMBAC) (AAA/Aaa)
     150,000             5.20                       11/01/10                          156,740
  University of Missouri Systems Facilities Revenue Bonds (AA+/Aa2)
     250,000             4.60                       11/01/00                          254,465
 --------------------------------------------------------------------------------------------
  TOTAL MISSOURI MUNICIPAL BOND
  OBLIGATIONS (cost $36,521,136)                                                  $37,256,440
 --------------------------------------------------------------------------------------------
  Short-Term Obligations - 6.7%
  Independence MO Ind Dev Auth Rev Bonds (Credit Local de France LOC;
   Expire: 11/15/07; Direct Pay 100%) (AA+/NR)
  $2,100,000             4.25%(a)                   05/03/99(a)                   $ 2,100,000
  Missouri State Health & Educational Facility Revenue Bond (Drury
   College) Series A (Chase Manhattan Bank LOC); Expire: 8/12/01,
   Direct Pay 100%) (NR/aA2/VMIG1)
     200,000             4.30(a)                    05/03/99(a)                       200,000
  Missouri State Health & Educational Facility St. Francis Medical
   Center Revenue Bonds Series A (Credit Local de France LOC; Expire:
   6/19/03, Direct Pay 100%)
   (AA+/A-1+/NR)
     500,000             4.25(a)                    05/03/99(a)                       500,000
 --------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (cost $2,800,000)                                                               $ 2,800,000
 --------------------------------------------------------------------------------------------

  Principal              Interest                       Maturity
    Amount                 Rate                           Date                              Value
  Repurchase Agreement - 3.8%
  State Street Bank & Trust Company(b)
  $1,606,000               4.72%                        05/03/99                       $ 1,606,000
 --------------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,606,000)                                                                    $ 1,606,000
 --------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $40,927,137)(c)                                                                $41,662,440
 --------------------------------------------------------------------------------------------------
  Federal Income Tax Information:
  Gross unrealized gain for investments in which
   value exceeds cost                                                                  $   782,040
  Gross unrealized loss for investments in which
   cost exceeds value                                                                      (46,737)
 --------------------------------------------------------------------------------------------------
  Net unrealized gain                                                                  $   735,303
 --------------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 (a) Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 1999. The maturity date shown is the next reset date.
 (b) The repurchase agreement is fully collateralized by U.S. Treasury securi-ties.
 (c) The cost stated also represents aggregate cost for federal income tax purposes.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 AMBAC--Insured by American Municipal Bond Assurance Corporation
 CGIC--Insured by Capital Guaranty Insurance Corporation
 FGIC--Insured by Financial Guaranty Insurance Company
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance Corporation
 NR--Not Rated

 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS
Statements of Assets and Liabilities
April 30, 1999 (Unaudited)

                                          Short-Term
                                          Government                   Balanced
                                                Fund     Bond Fund         Fund
 Assets:

  Investments in securities, at value
  (cost $102,270,360, $365,785,984,
  $116,175,297, $77,622,490,
  $351,687,978, $111,109,002,
  $86,164,816, $39,363,681 and
  $40,927,137, respectively)            $102,124,028  $369,389,048 $133,514,170
  Cash and Foreign Currency                   18,163        36,066          537
  Receivables:
   Investment securities sold                 46,358       562,129      287,180
   Interest                                  783,169     3,560,777      708,552
   Dividends                                      --            --       49,082
   Fund shares sold                          529,130     1,920,779      240,536
  Deferred organization expenses, net          6,087         6,459        6,225
  Other                                          572         2,742        2,962
 ------------------------------------------------------------------------------
  Total assets                           103,507,507   375,478,000  134,809,244
 ------------------------------------------------------------------------------

 Liabilities:

  Payables:
   Investment securities purchased           877,177     2,988,428           --
   Fund shares redeemed                          234       180,945      123,019
   Dividends and distributions               198,076       568,257           --
   Advisory fees                              12,422       147,863       70,795
   Administrative fees                        11,688        44,354       16,857
   Shareowner servicing fees                   4,758        28,308       24,785
   Distribution fees-service shares            1,030         1,245        2,942
  Accrued expenses and other liabili-
  ties                                        34,870        74,830       42,614
 ------------------------------------------------------------------------------
  Total liabilities                        1,140,255     4,034,230      281,012
 ------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital                        102,385,949   365,990,732  113,065,317
  Accumulated undistributed net in-
  vestment income (loss)                      43,164       110,651      309,526
  Accumulated net realized gain (loss)
  on investment transactions and
  foreign currency transactions               84,471     1,739,323    3,814,516
  Net unrealized gain (loss) on in-
  vestments and translation of assets
  and liabilities denominated in for-
  eign currencies                           (146,332)    3,603,064   17,338,873
 ------------------------------------------------------------------------------
  NET ASSETS                            $102,367,252  $371,443,770 $134,528,232
 ------------------------------------------------------------------------------

 Shares Outstanding:

  Total shares outstanding, no par
  value (unlimited number of shares
  authorized):
   Institutional Shares                    5,511,006    19,213,315    5,021,974
   Service Shares                             54,717        58,276      114,234
  Institutional Shares: Net asset
  value and maximum public offering
  price per share (net assets/shares
  outstanding)(b)                       $      18.39  $      19.27 $      26.19
  Service Shares: Net asset value per
  share (net assets/shares outstand-
  ing)                                  $      18.40  $      19.28 $      26.17
   Maximum public offering price per
   share(c)                             $      18.78  $      19.98 $      27.12
 ------------------------------------------------------------------------------

 (a) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermedi-ate Bond Funds were formerly known as the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund, respectively.
 (b) Effective November 1, 1998, the sales charge was removed for the National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds.
 (c) For the Short-Term Government Fund, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share x 1.03624).

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

       Growth                                                National     Missouri
          and                                                Tax-Free     Tax-Free
       Income                      MidCap  International Intermediate Intermediate
         Fund   Growth Fund          Fund    Equity Fund Bond Fund(a) Bond Fund(a)


  $87,564,592  $501,833,456  $141,468,558   $105,468,252  $40,134,172  $41,662,440
      465,225           310            29        281,613       65,346          279
           --     5,707,549     6,377,058      1,324,615           --           --
           --         3,519           339            140      594,135      499,345
      106,812       167,158         5,903        468,863           --           --
    1,206,507       852,270       402,768        235,127      427,700      577,250
       11,353         6,605         6,058          6,014        8,674        8,650
          797         5,608           996            872          286          330
 ---------------------------------------------------------------------------------
   89,355,286   508,576,475   148,261,709    107,785,496   41,230,313   42,748,294
 ---------------------------------------------------------------------------------



           --    10,700,108     2,437,065         90,394      346,848      700,000
      103,204       268,942       163,810         80,088           --       15,072
           --            --            --             --      104,009       99,788
       54,639       311,218        91,486         84,816       11,128        7,553
       10,931        62,244        18,298         13,186        4,900        5,008
        7,281        64,454        11,141          6,492           --           --
        1,447        13,510         2,071            809           --           --
       52,384        76,838        36,600        101,940       16,409       19,905
 ---------------------------------------------------------------------------------
      229,886    11,497,314     2,760,471        377,725      483,294      847,326
 ---------------------------------------------------------------------------------


   82,408,233   318,482,334   105,996,401     85,118,642   39,835,712   41,092,353
       13,165      (561,960)     (559,654)        96,486       21,096       22,131
  (3,238,100)    29,013,309     9,704,935      2,895,618      119,720       51,181
    9,942,102   150,145,478    30,359,556     19,297,025      770,491      735,303
 ---------------------------------------------------------------------------------
  $89,125,400  $497,079,161  $145,501,238   $107,407,771  $40,747,019  $41,900,968
 ---------------------------------------------------------------------------------



    3,733,034    12,166,731     4,004,513      4,125,273    2,137,854    2,220,789
       48,904       363,273        72,610         17,786           --           --
  $     23.57  $      39.67  $      35.69   $      25.92  $     19.06  $     18.87
  $     23.58  $      39.54  $      35.45   $      25.87           --           --
  $     24.43  $      40.97  $      36.73   $      26.81           --           --
 ---------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)

                                           Short-Term
                                           Government         Bond     Balanced
                                                 Fund         Fund         Fund
  Investment Income:
  Interest                                $ 2,563,049  $11,006,756  $ 1,786,477
  Dividends(a)                                     --           --      413,562
 -------------------------------------------------------------------------------
  Total income                              2,563,049   11,006,756    2,200,039
 -------------------------------------------------------------------------------
  Expenses:
  Advisory fees                               196,332      805,529      668,692
  Administration fees                          58,900      241,659      100,304
  Shareowner servicing fees                    19,776       91,459       87,095
  Transfer agent fees                          29,628       32,934       24,400
  Custodian fees                               31,565       36,552       44,109
  Professional fees                             8,253       28,856       11,405
  Registration fees                            16,437       31,781       23,730
  Trustee fees                                    890        3,474        1,341
  Distribution fees-Service Shares              1,275        1,331        3,567
  Amortization of deferred organization
  expenses                                      4,943        5,245        5,052
  Other                                        10,804       31,373       22,012
 -------------------------------------------------------------------------------
  Total expenses                              378,803    1,310,193      991,707
 -------------------------------------------------------------------------------
  Less -- Investment advisory fees
  waived and expense reimbursements          (110,516)          --     (247,416)
 -------------------------------------------------------------------------------
  Net expenses                                268,287    1,310,193      744,291
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)              2,294,762    9,696,563    1,455,748
 -------------------------------------------------------------------------------
  Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions:
  Net realized gain (loss) from:
  Investment transactions                      84,475    1,735,797    3,745,480
  Foreign currency transactions                    --           --           --
  Net change in unrealized gain (loss)
  on:
  Investments                              (1,661,417)  (7,575,063)   7,006,721
  Translation of assets and liabilities
  denominated in foreign currencies                --           --           --
 -------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                    (1,576,942)  (5,839,266)  10,752,201
 -------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $   717,820  $ 3,857,297  $12,207,949
 -------------------------------------------------------------------------------

 (a) Amount is net of $2,828, $576 and $74,422 respectively, for the Growth and Income, MidCap and International Equity Funds in withholding taxes.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                              National      Missouri
         Growth                                               Tax-Free      Tax-Free
     and Income       Growth       MidCap  International  Intermediate  Intermediate
           Fund         Fund         Fund    Equity Fund     Bond Fund     Bond Fund

   $     12,769  $   501,878  $    61,771    $   314,239     $ 824,583     $ 836,206
        815,927    1,529,086      244,370        701,654            --            --
 ------------------------------------------------------------------------------------
        828,696    2,030,964      306,141      1,015,893       824,583       836,206
 ------------------------------------------------------------------------------------
        348,685    1,800,430      573,199        801,603        90,623        92,505
         69,737      360,086      114,640         80,160        27,187        27,751
         26,514      204,634       50,810         26,227            --            --
         27,417       46,390       33,151         30,699        13,686        14,451
         23,178       41,976       28,669        118,040        23,796        23,275
         10,296       43,479       12,826         10,513         4,383         3,875
         19,085       24,487       21,094         18,762         1,645         4,508
          1,040        4,612        1,488          1,188           447           445
          1,600       14,786        2,411            667            --            --
          1,984        5,356        4,913          4,880         5,300         5,289
          8,211       47,029       22,594         12,094         3,654         3,599
 ------------------------------------------------------------------------------------
        537,747    2,593,265      865,795      1,104,833       170,721       175,698
 ------------------------------------------------------------------------------------
             --           --           --       (286,314)      (43,850)      (55,442)
 ------------------------------------------------------------------------------------
        537,747    2,593,265      865,795        818,519       126,871       120,256
 ------------------------------------------------------------------------------------
        290,949     (562,301)    (559,654)       197,374       697,712       715,950
 ------------------------------------------------------------------------------------
    (3,209,502)   29,012,699   10,021,600      4,616,339       119,802        51,225
             --           --           --        (86,072)           --            --
     11,565,903   66,844,440   11,298,779      8,495,465      (348,474)     (255,540)
             --           --           --        (18,798)           --            --
 ------------------------------------------------------------------------------------
      8,356,401   95,857,139   21,320,379     13,006,934      (228,672)     (204,315)
 ------------------------------------------------------------------------------------
     $8,647,350  $95,294,838  $20,760,725    $13,204,308     $ 469,040     $ 511,635
 ------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Six Months Ended April 30, 1999 (Unaudited)

                                        Short-Term
                                        Government          Bond      Balanced
                                              Fund          Fund          Fund
  Increase (Decrease) in Net Assets:
  From operations:
  Net investment income (loss)        $  2,294,762  $  9,696,563  $  1,455,748
  Net realized gain (loss) on
  investments and foreign currency
  transactions                              84,475     1,735,797     3,745,480
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                            (1,661,417)   (7,575,063)    7,006,721
 ------------------------------------------------------------------------------
  Net increase in net assets
  resulting from operations                717,820     3,857,297    12,207,949
 ------------------------------------------------------------------------------
  Distributions to Shareholders:
  From net investment income
  Institutional Shares                  (2,245,593)   (9,665,188)   (1,390,462)
  Service Shares                           (28,309)      (30,636)      (27,020)
  From net realized gain on
  investment transactions
  Institutional Shares                     (47,999)   (3,616,243)  (13,708,759)
  Service Shares                              (693)      (12,411)     (298,063)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (2,322,594)  (13,324,478)  (15,424,304)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sale of shares
  Institutional Shares                  47,520,312    96,474,010    15,182,563
  Service Shares                         1,806,654       141,108       625,560
  Reinvestment of dividends and
  distributions
  Institutional Shares                   1,501,006     8,989,731    15,082,463
  Service Shares                            17,240        38,399       307,653
  Cost of shares redeemed
  Institutional Shares                 (15,612,939)  (31,104,136)  (19,295,768)
  Service Shares                        (1,765,949)      (82,792)     (469,098)
 ------------------------------------------------------------------------------
  Net increase in net assets
  resulting from share transactions     33,466,324    74,456,320    11,433,373
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)             31,861,550    64,989,139     8,217,018
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of period                   70,505,702   306,454,631   126,311,214
 ------------------------------------------------------------------------------
  End of period                       $102,367,252  $371,443,770  $134,528,232
 ------------------------------------------------------------------------------
  Accumulated undistributed net
  Investment income (loss)            $     43,164  $    110,651  $    309,526
 ------------------------------------------------------------------------------
  Summary of Share Transactions:
  Institutional Shares
  Sold                                   2,570,761     4,956,102       581,866
  Issued on reinvestment of
  dividends and distributions               81,131       459,625       604,655
  Redeemed                                (843,493)   (1,591,689)     (740,448)
 ------------------------------------------------------------------------------
  Increase (decrease) in shares
  outstanding                            1,808,399     3,824,038       446,073
 ------------------------------------------------------------------------------
  Service Shares
  Sold                                      97,833         7,201        23,837
  Issued on reinvestment of
  dividends and distributions                  931         1,962        12,349
  Redeemed                                 (95,548)       (4,229)      (17,977)
 ------------------------------------------------------------------------------
  Increase (decrease) in shares
  outstanding                                3,216         4,934        18,209
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                  National      Missouri
           Growth                                                 Tax-Free      Tax-Free
       and Income        Growth        MidCap  International  Intermediate  Intermediate
             Fund          Fund          Fund    Equity Fund     Bond Fund     Bond Fund
    $     290,949  $   (562,301) $   (559,654)  $    197,374   $   697,712   $   715,950
      (3,209,502)    29,012,699    10,021,600      4,530,267       119,802        51,225
       11,565,903    66,844,440    11,298,779      8,476,667      (348,474)     (255,540)
 ----------------------------------------------------------------------------------------
        8,647,350    95,294,838    20,760,725     13,204,308       469,040       511,635
 ----------------------------------------------------------------------------------------
        (308,015)      (151,251)           --       (447,364)     (697,712)     (715,990)
          (2,638)            --            --           (952)           --            --
      (1,000,492)   (60,788,010)   (7,035,654)            --      (282,625)     (185,340)
         (14,161)    (1,370,831)      (63,725)            --            --            --
 ----------------------------------------------------------------------------------------
      (1,325,306)   (62,310,092)   (7,099,379)      (448,316)     (980,337)     (901,330)
 ----------------------------------------------------------------------------------------
       15,674,028    77,599,754    21,838,264     16,387,735     9,772,097    12,308,620
           67,904     4,157,775     1,241,058      1,661,488            --            --
          858,199    51,640,718     4,974,933        302,905       132,396       156,334
           16,418     1,357,104        63,715            945            --            --
     (28,407,450)   (88,512,620)  (36,451,406)   (23,600,787)   (2,173,961)   (4,225,283)
        (396,049)      (910,293)      (98,083)    (1,640,463)           --            --
 ----------------------------------------------------------------------------------------
     (12,186,950)    45,332,438    (8,431,519)    (6,888,177)    7,730,532     8,239,671
 ----------------------------------------------------------------------------------------
      (4,864,906)    78,317,184     5,229,827      5,867,815     7,219,235     7,849,976
 ----------------------------------------------------------------------------------------
       93,990,306   418,761,977   140,271,411    101,539,956    33,527,784    34,050,992
 ----------------------------------------------------------------------------------------
      $89,125,400  $497,079,161  $145,501,238   $107,407,771   $40,747,019   $41,900,968
 ----------------------------------------------------------------------------------------
          $13,165  $   (561,960) $   (559,654)  $     96,486   $    21,096   $    22,131
 ----------------------------------------------------------------------------------------
          702,674     2,022,192       630,629        675,381       509,902       649,424
           40,017     1,464,533       148,905         12,621         6,905         8,248
      (1,273,483)    (2,287,081)   (1,043,827)      (961,966)     (113,267)     (222,887)
 ----------------------------------------------------------------------------------------
        (530,792)     1,199,644      (264,293)      (273,964)      403,540       434,785
 ----------------------------------------------------------------------------------------
            3,041       108,335        35,341         67,117            --            --
              766        38,598         1,918             39            --            --
         (17,714)       (24,084)       (2,807)       (65,929)           --            --
 ----------------------------------------------------------------------------------------
         (13,907)       122,849        34,452          1,227            --            --
 ----------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 1998

                                        Short-Term
                                        Government          Bond      Balanced
                                              Fund          Fund          Fund
  Increase (Decrease) in Net Assets:
  From operations:
  Net investment income (loss)        $  3,383,938  $ 15,691,122  $  2,750,156
  Net realized gain (loss) on
  investments and foreign currency
  transactions                             228,646     3,849,016    14,126,371
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                               887,152     2,052,158    (6,792,419)
 ------------------------------------------------------------------------------
  Net Increase (decrease) in net
  assets resulting from operations       4,499,736    21,592,296    10,084,108
 ------------------------------------------------------------------------------
  Distributions to Shareholders:
  From net investment income:
  Institutional Shares                  (3,391,516)  (15,642,257)   (2,649,664)
  Service Shares                           (33,839)      (48,371)      (43,961)
  From net realized gain on
  investment transactions:
  Institutional Shares                          --            --    (5,448,631)
  Service Shares                                --            --       (66,436)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (3,425,355)  (15,690,628)   (8,208,692)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sale of shares:
  Institutional Shares                  35,298,819   124,463,979    37,176,250
  Service Shares                           558,189       341,018     1,570,001
  Reinvestment of dividends and
  distributions:
  Institutional Shares                   2,127,602    10,866,284     8,031,502
  Service Shares                            25,076        44,692       105,688
  Cost of shares redeemed:
  Institutional Shares                 (17,791,072)  (53,619,651)  (29,167,152)
  Service Shares                           (77,342)      (84,976)     (281,352)
 ------------------------------------------------------------------------------
  Net increase in net assets
  resulting from share transactions     20,141,272    82,011,346    17,434,937
 ------------------------------------------------------------------------------
  TOTAL INCREASE                        21,215,653    87,913,014    19,310,353
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of year                     49,290,049   218,541,617   107,000,861
 ------------------------------------------------------------------------------
  End of year                         $ 70,505,702  $306,454,631  $126,311,214
 ------------------------------------------------------------------------------
  Accumulated Undistributed Net
  Investment Income                   $     22,304  $    109,912  $    271,260
 ------------------------------------------------------------------------------
  Summary of Share Transactions:
  Institutional Shares
  Sold                                   1,903,333     6,349,549     1,363,665
  Issued on reinvestment of
  dividends and distributions              114,766       552,687       300,769
  Redeemed                                (959,304)   (2,720,225)   (1,054,815)
 ------------------------------------------------------------------------------
  Increase in shares outstanding         1,058,795     4,182,011       609,619
 ------------------------------------------------------------------------------
  Service Shares
  Sold                                      29,958        17,372        57,190
  Issued on reinvestment of
  dividends and distributions                1,352         2,273         3,950
  Redeemed                                  (4,168)       (4,350)      (10,832)
 ------------------------------------------------------------------------------
  Increase (decrease) in shares
  outstanding                               27,142        15,295        50,308
 ------------------------------------------------------------------------------

 (a) The National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds were formerly known as the National Tax-Free Bond Fund and the Missouri Tax-Free Bond Fund, respectively.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                  National      Missouri
      Growth and                                                  Tax-Free      Tax-Free
          Income         Growth        MidCap  International  Intermediate  Intermediate
            Fund           Fund          Fund    Equity Fund  Bond Fund(a)  Bond Fund(a)
    $    660,152   $    779,020  $   (770,517)  $    426,296   $ 1,124,055   $ 1,135,027
         986,021     62,159,771     6,782,606     (1,583,499)      282,675       185,385
      (4,499,448)    (7,637,153)   (3,186,658)     6,493,395       484,832       536,591
 ----------------------------------------------------------------------------------------
      (2,853,275)    55,301,638     2,825,431      5,336,192     1,891,562     1,857,003
 ----------------------------------------------------------------------------------------

        (649,065)      (672,603)           --       (284,322)   (1,124,055)   (1,135,027)
          (7,017)        (1,362)           --           (617)           --            --

         (96,153)   (22,597,342)   (6,316,543)    (2,052,413)           --       (18,974)
          (4,884)      (384,442)      (36,686)        (6,198)           --            --
 ----------------------------------------------------------------------------------------
        (757,119)   (23,655,749)   (6,353,229)    (2,343,550)   (1,124,055)   (1,154,001)
 ----------------------------------------------------------------------------------------


      66,921,460    101,540,731    53,751,656     38,758,637    11,904,162    13,626,116
         845,014      3,281,298       747,791        200,795            --            --

         515,244     20,410,434     4,555,044      1,653,469       149,809       193,371
           8,795        381,744        36,634          6,737            --            --

     (16,381,268)   (87,122,002)  (28,264,874)   (20,520,621)   (4,574,500)   (4,905,167)
      (2,069,988)      (907,527)     (127,510)       (55,621)           --            --
 ----------------------------------------------------------------------------------------
      49,839,257     37,584,678    30,698,741     20,043,396     7,479,471     8,914,320
 ----------------------------------------------------------------------------------------
      46,228,863     69,230,567    27,170,943     23,036,038     8,246,978     9,617,322
 ----------------------------------------------------------------------------------------
      47,761,443    349,531,410   113,100,468     78,503,918    25,280,806    24,433,670
 ----------------------------------------------------------------------------------------
    $ 93,990,306   $418,761,977  $140,271,411   $101,539,956   $33,527,784   $34,050,992
 ----------------------------------------------------------------------------------------
    $     32,869   $    151,592  $         --   $    347,428   $    21,096   $    22,171
 ----------------------------------------------------------------------------------------

       2,886,337      2,754,076     1,567,306      1,685,123       624,858       723,684
          22,352        588,450       136,501         75,866         7,857        10,270
        (715,652)    (2,329,380)     (839,957)      (902,867)     (239,516)     (260,635)
 ----------------------------------------------------------------------------------------
       2,193,037      1,013,146       863,850        858,122       393,199       473,319
 ----------------------------------------------------------------------------------------

          35,269         87,121        20,737          8,322            --            --
             379         11,026         1,101            309            --            --
         (91,504)       (24,603)       (3,660)        (2,521)           --            --
 ----------------------------------------------------------------------------------------
         (55,856)        73,544        18,178          6,110            --            --
 ----------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from                Distributions
                                        investment operations          to shareholders
                                      ------------------------- ------------------------------
                            Net asset              Net realized               From net
                               value,        Net and unrealized   From net    realized
                            beginning investment gain (loss) on investment     gain on
                            of period     income investments(b)     income investments
 SHORT-TERM GOVERNMENT FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $18.78     $0.54        $(0.38)      $(0.54)    $(0.01)
  Service Shares              18.79      0.52         (0.39)       (0.51)     (0.01)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        18.47      1.10          0.32        (1.11)        --
  Service Shares              18.48      1.06          0.31        (1.06)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        18.43      1.11          0.04        (1.11)        --
  Service Shares(a)           18.37      0.92          0.11        (0.92)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.83      1.09         (0.18)       (1.09)     (0.22)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      1.06          0.83        (1.06)        --
 BOND FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $19.84     $0.58        $(0.34)      $(0.58)    $(0.23)
  Service Shares              19.85      0.56         (0.34)       (0.56)     (0.23)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        19.43      1.15          0.41        (1.15)        --
  Service Shares              19.43      1.11          0.42        (1.11)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        19.07      1.17          0.39        (1.18)     (0.02)
  Service Shares(a)           19.00      0.94          0.43        (0.94)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        19.61      1.16         (0.28)       (1.16)     (0.26)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      1.12          1.61        (1.12)        --
 ---------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                   Ratios assuming no waiver of
                                                                    investment advisory fees or
                                                                      expense reimbursements
                                                                   ----------------------------
                         Net assets     Ratio of          Ratio of    Ratio of           Ratio of
   Net asset              at end of net expenses    net investment expenses to     net investment Portfolio
  value, end       Total     period   to average income to average     average  income to average  turnover
   of period   return(c)  (in 000s)   net assets        net assets  net assets         net assets      rate
    $18.39        0.85%   $101,361      0.68%(d)       5.85%(d)       0.96%(d)        5.57%(d)         8%
     18.40        0.73       1,006      0.93(d)        5.66(d)        1.21(d)         5.38(d)          8
-----------------------------------------------------------------------------------------------------------
     18.78        7.94      69,538      0.68           5.90           1.04            5.55            48
     18.79        7.67         968      0.93           5.63           1.29            5.28            48
-----------------------------------------------------------------------------------------------------------
     18.47        6.45      48,840      0.68           6.04           1.11            5.61            36
     18.48        5.81         450      0.93(d)        5.64(d)        1.36(d)         5.21(d)         36
-----------------------------------------------------------------------------------------------------------
     18.43        5.02      33,839      0.68           5.90           1.11            5.47            12
-----------------------------------------------------------------------------------------------------------
     18.83       10.72      20,211      0.68(d)        6.38(d)        1.14(d)         5.92(d)        158
    $19.27        1.25%   $370,320      0.81%(d)       6.02%(d)       0.81%(d)        6.02%(d)        12%
     19.28        1.12       1,124      1.06(d)        5.75(d)        1.06(d)         5.75(d)         12
-----------------------------------------------------------------------------------------------------------
     19.84        8.27     305,396      0.83           5.86           0.83            5.86            30
     19.85        8.05       1,059      1.08           5.59           1.08            5.59            30
-----------------------------------------------------------------------------------------------------------
     19.43        8.50     217,803      0.85           6.14           0.85            6.14            19
     19.43        7.48         739      1.10(d)        5.67(d)        1.10(d)         5.67(d)         19
-----------------------------------------------------------------------------------------------------------
     19.07        4.71     151,205      0.84           6.10           0.84            6.10            31
-----------------------------------------------------------------------------------------------------------
     19.61       15.59      98,504      0.88(d)        6.64(d)        0.88(d)         6.64(d)         58
-----------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from                Distributions
                                        investment operations          to shareholders
                                      ------------------------- ------------------------------
                            Net asset              Net realized               From net
                               value,        Net and unrealized   From net    realized
                            beginning investment        gain on investment     gain on
                            of period     income investments(b)     income investments
 BALANCED FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $27.04     $3.25        $ 2.13       $(3.25)    $(2.98)
  Service Shares              27.01      3.22          2.14        (3.22)     (2.98)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        26.67      0.59          1.67        (0.59)     (1.30)
  Service Shares              26.66      0.53          1.65        (0.53)     (1.30)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        24.00      0.59          3.93        (0.59)     (1.26)
  Service Shares(a)           23.25      0.40          3.42        (0.41)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        22.10      0.54          2.56        (0.54)     (0.66)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) Through
   October 31, 1995
  Institutional Shares        18.00      0.59          4.06        (0.55)        --
 GROWTH AND INCOME FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $21.72     $0.30        $ 2.09       $(0.31)    $(0.23)
  Service Shares              21.73      0.29          2.07        (0.28)     (0.23)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        21.82      0.18         (0.05)       (0.19)     (0.04)
  Service Shares              21.81      0.16         (0.09)       (0.11)     (0.04)
 ---------------------------------------------------------------------------------------------
  For the Period March 3,
   1997 (Commencement of
   Operations) Through Oc-
   tober 31, 1997
  Institutional Shares        18.00      0.15          3.80        (0.13)        --
  Service Shares              18.00      0.12          3.80        (0.11)        --
 ---------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                   Ratios assuming no waiver of
                                                                    investment advisory fees or
                                                                      expense reimbursements
                                                                   ------------------------------
                         Net assets     Ratio of          Ratio of    Ratio of           Ratio of
   Net asset              at end of net expenses    net investment expenses to     net investment Portfolio
  value, end       Total     period   to average income to average     average  income to average  turnover
   of period   return(c) (in 000's)   net assets        net assets  net assets         net assets      rate
    $26.19        9.60%   $131,539      1.11%(d)       2.18%(d)       1.48%(d)        1.81%(d)        29%
     26.17        9.52       2,989      1.36(d)        1.93(d)        1.73(d)         1.56(d)         29
-----------------------------------------------------------------------------------------------------------
     27.04        8.68     123,717      1.13           2.20           1.49            1.84            68
     27.01        8.36       2,594      1.38           1.99           1.74            1.63            68
-----------------------------------------------------------------------------------------------------------
     26.67       19.92     105,782      1.13           2.44           1.53            2.04            31
     26.66       16.53       1,219      1.38(d)        2.13(d)        1.78(d)         1.73(d)         31
-----------------------------------------------------------------------------------------------------------
     24.00       14.45      69,880      1.13           2.47           1.45            2.15            58
-----------------------------------------------------------------------------------------------------------
     22.10       26.14      48,329      1.13(d)        3.28(d)        1.45(d)         2.96(d)         59
    $23.57       10.07%   $ 87,972      1.15%(d)       0.63%(d)       1.15%(d)        0.63%(d)        31%
     23.58        9.92       1,153      1.40(d)        0.39(d)        1.40(d)         0.39(d)         31
-----------------------------------------------------------------------------------------------------------
     21.72        0.53      92,625      1.16           0.82           1.16            0.82            55
     21.73        0.30       1,365      1.41           0.60           1.41            0.60            55
-----------------------------------------------------------------------------------------------------------
     21.82       22.00      45,173      1.20(d)        1.30(d)        2.02(d)         0.48(d)          5
     21.81       21.81       2,588      1.45(d)        1.02(d)        2.27(d)         0.20(d)          5
-----------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from                Distributions
                                        investment operations          to shareholders
                                      ------------------------- ------------------------------

                            Net asset        Net   Net realized               From net
                               value, investment and unrealized   From net    realized
                            beginning     income        gain on investment     gain on
                            of period     (loss) investments(b)     income investments
 GROWTH FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $37.37     $ 5.45       $2.83        $(5.48)    $(0.50)
  Service Shares              37.29       5.40        2.82         (5.47)     (0.50)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        34.54       0.07        5.06         (0.06)     (2.24)
  Service Shares              34.50      (0.01)       5.05         (0.01)     (2.24)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.95       0.19        7.51         (0.19)     (1.92)
  Service Shares(a)           28.26       0.09        6.25         (0.10)        --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        24.68       0.19        5.40         (0.19)     (1.13)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00       0.15        6.68         (0.15)        --
 MIDCAP FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $32.57     $(0.14)      $4.87        $   --     $(1.61)
  Service Shares              32.40      (0.13)       4.79            --      (1.61)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        33.02      (0.13)       1.48            --      (1.80)
  Service Shares              32.94      (0.16)       1.42            --      (1.80)
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.06      (0.13)       5.38            --      (0.29)
  Service Shares(a)           28.64      (0.11)       4.41            --         --
 ---------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        25.30      (0.07)       3.51            --      (0.68)
 ---------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      (0.04)       7.34            --         --
 ---------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                  COMMERCE FUNDS

                              Net
                           assets
                           at end                    Ratio of
                               of     Ratio of net investment
   Net asset               period net expenses  income (loss)  Portfolio
  value, end       Total      (in   to average     to average   turnover
   of period   return(c)   000's)   net assets   net assets        rate
    $39.67       22.66%  $482,715     1.07%(d)     (0.23)%(d)      17%
     39.54       22.53     14,364     1.32(d)      (0.48)(d)       17
------------------------------------------------------------------------
     37.37       15.38    409,797     1.08          0.20           53
     37.29       15.10      8,965     1.33         (0.06)          53
------------------------------------------------------------------------
     34.54       28.12    343,773     1.11          0.60           32
     34.50       22.47      5,758     1.36(d)       0.35(d)        32
------------------------------------------------------------------------
     28.95       23.43    208,908     1.08          0.72           36
------------------------------------------------------------------------
     24.68       38.06    141,735     1.11(d)       0.81(d)        33
    $35.69       14.86%  $142,927     1.13%(d)     (0.73)%(d)      41%
     35.45       14.72      2,574     1.38(d)      (1.00)(d)       41
------------------------------------------------------------------------
     32.57        3.96    139,035     1.16         (0.58)          76
     32.40        3.68      1,236     1.41         (0.82)          76
------------------------------------------------------------------------
     33.02       18.88    112,442     1.23         (0.61)          89
     32.94       15.01        658     1.48(d)      (0.95)(d)       89
------------------------------------------------------------------------
     28.06       13.78     74,641     1.22         (0.37)          71
------------------------------------------------------------------------
     25.30       40.56     41,665     1.32(d)      (0.29)(d)       59
------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                              Income from                 Distributions
                                         investment operations           to shareholders
                                      --------------------------- ------------------------------
                                                     Net realized
                                                   and unrealized
                                                   gain (loss) on
                            Net asset             investments and               From net
                               value,        Net          foreign   From net    realized
                            beginning investment currency related investment     gain on
                            of period     Income  transactions(b)     income investments
 INTERNATIONAL EQUITY FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)
  Institutional Shares       $23.00     $0.04         $2.98         $(0.10)    $   --
  Service Shares              22.92      0.07          2.94          (0.06)        --
 -----------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        22.10      0.10          1.45          (0.08)     (0.57)
  Service Shares              22.06      0.05          1.44          (0.06)     (0.57)
 -----------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        20.96      0.06          1.42          (0.10)     (0.24)
  Service Shares(a)           21.70      0.01          0.35             --         --
 -----------------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.64      0.11          2.35          (0.07)     (0.07)
 -----------------------------------------------------------------------------------------------
  For the Period December
   12, 1994 (Commencement
   of Operations) through
   October 31, 1995
  Institutional Shares        18.00      0.12          0.55          (0.03)        --
 -----------------------------------------------------------------------------------------------

 (a) For the period January 2, 1997 (date of initial public offering) through October 31, 1997.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (d) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                  COMMERCE FUNDS

                                                                   Ratios assuming no waiver of
                                                                   investment advisory fees or
                                                                      expense reimbursements
                                                                   ----------------------------


                                                                                                Ratio of
                         Net assets     Ratio of          Ratio of     Ratio of           net investment
   Net asset              at end of net expenses    net investment  expenses to            income (loss)          Portfolio
  value, end       Total     period   to average Income to average      average               to average           turnover
   of period   return(c) (in 000's)   net assets        net assets   net assets               net assets               rate
    $25.92       13.17%   $106,948      1.53%(d)       0.37%(d)                2.07%(d)               (0.17%)(d)      11%
     25.87       13.13         460      1.79(d)        0.46(d)                 2.32(d)                (0.21)(d)       11
---------------------------------------------------------------------------------------------------------------------------
     23.00        7.16     101,161      1.62           0.46                    2.14                   (0.06)          22
     22.92        6.88         379      1.87           0.19                    2.39                   (0.33)          22
---------------------------------------------------------------------------------------------------------------------------
     22.10        7.15      78,273      1.72           0.35                    2.23                   (0.16)          22
     22.06        1.66         231      1.97(d)        0.14(d)                 2.48(d)                (0.37)(d)       22
---------------------------------------------------------------------------------------------------------------------------
     20.96       13.25      51,589      1.72           0.74                    2.64                   (0.18)          21
---------------------------------------------------------------------------------------------------------------------------
     18.64        3.73      21,014      1.81(d)        1.06(d)                 3.50(d)                (0.63)(d)       25
---------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from                  Distributions
                                        investment operations            to shareholders
                                      ------------------------- ---------------------------------
                            Net asset              Net realized
                               value,        Net and unrealized   From net       From net
                            beginning investment gain (loss) on investment  realized gain
                            of period     income investments(b)     income on investments
 NATIONAL TAX-FREE INTERMEDIATE BOND FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)                     $19.33     $0.37        $(0.11)      $(0.37)      $(0.16)
  For the Year Ended Octo-
  ber 31, 1998                18.85      0.74          0.48        (0.74)          --
  For the Year Ended Octo-
  ber 31, 1997                18.46      0.72          0.39        (0.72)          --
  For the Year Ended Octo-
  ber 31, 1996                18.54      0.73         (0.07)       (0.73)       (0.01)
  For the Period February
   21, 1995(a)
   through October 31,
   1995                       18.00      0.54          0.54        (0.54)          --
 MISSOURI TAX-FREE INTERMEDIATE BOND FUND
  For the Six Months Ended
  April 30, 1999 (unau-
  dited)                     $19.07     $0.36        $(0.10)      $(0.36)      $(0.10)
  For the Year Ended Octo-
  ber 31, 1998                18.61      0.74          0.47        (0.74)       (0.01)
  For the Year Ended Octo-
  ber 31, 1997                18.26      0.76          0.37        (0.76)       (0.02)
  For the Year Ended Octo-
  ber 31, 1996                18.40      0.76         (0.14)       (0.76)          --
  For the Period February
   21, 1995(a)
   through October 31,
   1995                       18.00      0.57          0.40        (0.57)          --
 ------------------------------------------------------------------------------------------------

 (a) Commencement of operations.
 (b) Includes the balancing effect of calculating per share amounts.
 (c) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
 (d) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                  COMMERCE FUNDS

                                                                   Ratios assuming no waiver of
                                                                   investment advisory fees and
                                                                      expense reimbursements
                                                                   ----------------------------
                         Net assets     Ratio of          Ratio of    Ratio of           Ratio of
   Net asset              at end of net expenses    net investment expenses to     net investment Portfolio
  value, end       Total    period,   to average income to average average net  income to average  turnover
   of period   return(c) (in 000's)   net assets        net assets      assets        net  assets      rate
    $19.06       1.34%    $40,747       0.70%(d)       3.85%(d)       0.94%(d)        3.61%(d)        15%
     19.33       6.59      33,528       0.74           3.87           1.04            3.57            41
     18.85       6.16      25,281       0.85           3.89           1.15            3.59             6
     18.46       3.60      17,613       0.85           3.93           1.55            3.23            34
     18.54       6.06      10,721       0.85(d)        4.19(d)        1.90(d)         3.14(d)         19
    $18.87       1.40%    $41,901       0.65%(d)       3.87%(d)       0.95%(d)        3.57%(d)        10%
     19.07       6.65      34,051       0.65           3.93           1.03            3.55            34
     18.61       6.31      24,434       0.65           4.14           1.21            3.58            13
     18.26       3.43      17,034       0.65           4.14           1.58            3.21            49
     18.40       5.45       8,889       0.65(d)        4.41(d)        2.12(d)         2.94(d)         52
-----------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements
April 30, 1999 (unaudited)
 1. ORGANIZATION

 The Commerce Funds (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust consists of nine portfo-lios (individually, a "Fund" and collectively, the "Funds"): Short-Term Gov-ernment Fund, Bond Fund, Balanced Fund, Growth and Income Fund, Growth Fund, MidCap Fund, International Equity Fund, National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund (formerly National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund, respectively). Each of the Funds (except National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Inter-mediate Bond Fund which only offer Institutional Shares) offer two classes of shares, Institutional Shares and Service Shares. Each Fund is registered as a diversified management investment company under the 1940 Act, other than the Missouri Tax-Free Intermediate Bond Fund, which is registered as non-diversi-fied under the 1940 Act.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires manage-ment to make estimates and assumptions that may affect the reported amounts.

 A. Investment Valuation -- Investments in securities traded on a U.S. ex-change or the NASDAQ system are valued at their last sale or closing price on the principal exchange on which they are traded or NASDAQ, on the valuation day; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and asked prices. The value of a Fund's portfolio securities that are traded on stock exchanges outside the United States are based upon the price on that exchange as of the close of business of the exchange immediately preceding the time of valuation. Un-listed equity and debt securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed-income securities are valued at prices supplied by an independent pricing service, which reflect broker/dealer-supplied valuations and matrix pricing systems. Short-term debt obligations maturing in sixty days or less are val-ued at amortized cost. Restricted securities, and other securities for which quotations are not available, are valued at fair value using methods approved by the Board of Trustees.

 B. Securities Transactions and Investment Income -- Securities transactions are recorded as of the trade date. Realized gains and losses on sales of in-vestments are calculated on the identified cost basis. Dividend income is re-corded on the ex-dividend date and interest income is recorded on the accrual basis.

 C. Premiums and Discounts on Debt Securities Owned -- The National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The Growth, MidCap and International Eq-uity Funds accrete market discounts and amortize premiums on a yield to matu-rity basis. The Short-Term Government, Bond, Balanced and Growth and Income Funds do not accrete market discounts or amortize premiums on long-term debt securities. The Short-Term Government, Bond and Balanced Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses increase or decrease ordinary taxable income available for distribu-tions and are included in interest income in the accompanying Statements of Operations. For all Funds, original issue discount on debt securities is am-ortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

 D. Foreign Currency Translations -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments, other assets and liabilities initially expressed in foreign currencies are con-verted each business day into U.S. dollars based on current

                                                                 COMMERCE FUNDS
 exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
   Net realized gain (loss) on foreign currency transactions represent: (i) foreign exchange gains and losses from the sale of foreign currencies; (ii) foreign exchange gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) foreign exchange gains and losses from the difference between amounts of div-idends and interest recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabili-ties.

 E. Forward Foreign Currency Exchange Contracts -- The International Equity Fund is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or port-folio positions as a means to manage its foreign exchange rate risk. All com-mitments are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time the for-ward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these con-tracts as a result of the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a for-eign currency relative to the U.S. dollar.

 F. Federal Taxes -- Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute each year substantially all of its taxable and tax-exempt income to its shareholders. Accordingly, no federal income tax provisions are required. The characterization of distributions to sharehold-ers for financial reporting purposes is determined in accordance with income tax rules.
   As of the Trust's most recent tax year-end, the International Equity Fund had capital loss carryforwards for U.S. federal income tax purposes:

 Fund                                   Amount                       Year of Expiration
 --------------------------------------------------------------------------------------
 International Equity Fund            $1,426,951                                   2006
 --------------------------------------------------------------------------------------

   This amount is available to be carried forward to offset future capital gains of the Fund to the extent permitted by applicable laws or regulations.

 G. Deferred Organization Expenses -- Organization costs are being amortized on a straight-line basis over a period of five years beginning with the com-mencement of each of the Fund's operations. If any or all of the shares held by The Goldman Sachs Group, L.P. representing initial capital of the Funds are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organization expense.

 H. Expenses -- Expenses incurred by the Funds which do not specifically re-late to an individual Fund are allocated to the Funds based on each Fund's relative average daily net assets for the period. Service Class shareholders bear all expenses and fees relating to the Distribution Plan.

 I. Repurchase Agreements -- During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is re-quired to equal or exceed the value of the repurchase agreement. The under-lying collateral for all repurchase agreements is held in safekeeping in the customer-only account, at the Funds' custodian, or at sub-custodians. The market value of the underlying collateral is monitored by daily pricing.
   In connection with transactions in repurchase agreements, if the seller de-faults and the value of the security declines, or if the seller enters an in-solvency proceeding, realization of the collateral by the Trust may be delayed or limited.

 J. Dividends and Distributions to Shareholders -- Dividends from net invest-ment income are declared daily and paid monthly by the Short-Term Government, Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate

COMMERCE FUNDS
Notes to Financial Statements (continued)
April 30, 1999 (unaudited)
 Bond Funds; declared and paid quarterly by the Balanced, Growth and Income and Growth Funds; and declared and paid annually by the MidCap and Interna-tional Equity Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least an-nually. Distributions to shareholders are recorded on the ex-dividend date.

 3. AGREEMENTS

 The Funds have entered into an Advisory Agreement with Commerce Bank, N.A. (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Advisor is entitled to a fee, computed daily and payable monthly, at the following annual rate of the corresponding Fund's average daily net assets:

           Fund                                      Annual Rate
              --------------------------------------------------
           Short-Term Government Fund                       .50%
              --------------------------------------------------
           Bond Fund                                        .50%
              --------------------------------------------------
           Balanced Fund                                   1.00%
              --------------------------------------------------
           Growth and Income Fund                           .75%
              --------------------------------------------------
           Growth Fund                                      .75%
              --------------------------------------------------
           MidCap Fund                                      .75%
              --------------------------------------------------
           International Equity Fund                       1.50%
              --------------------------------------------------
           National Tax-Free Intermediate Bond Fund         .50%
              --------------------------------------------------
           Missouri Tax-Free Intermediate Bond Fund         .50%

   As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with Rowe Price-Fleming International, Inc. (the "Sub-Advisor") whereby the Sub-Advisor manages the investment assets of the Inter-national Equity Fund. As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:

           Average Daily Net
           Assets              Annual Rate
              ----------------------------
           First $20 million          .75%
              ----------------------------
           Next $30 million           .60%
              ----------------------------
           Over $50 million           .50%

   In addition, the sub-advisor has voluntarily agreed to waive a portion of its sub-advised fees on the International Equity Fund when the Fund's assets exceed $200 million to 0.50% of the average daily net assets of the Fund.
   For the six months ended April 30, 1999, the Advisor has voluntarily agreed to waive a portion of its advisory fee for certain portfolios. The resulting advisory fees are .30% for the Short-Term Government Fund, .63% for the Bal-anced Fund, .96% for the International Equity Fund, .35% for the National Tax-Free Intermediate Bond Fund and .30% for the Missouri Tax-Free Intermedi-ate Bond Fund. The effect of these waivers by the Advisor for the six months ended April 30, 1999 was to reduce advisory fees by $78,533, $247,416, $286,314, $27,187 and $37,002 for the Short-Term Government, Balanced, Inter-national Equity, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds, respectively.
   In addition, for the six months ended April 30, 1999, the Advisor has vol-untarily agreed to reimburse expenses (excluding interest, taxes, distribu-tion expenses and extraordinary expenses) to the extent that such expenses exceed, on an annualized basis, .68%, .88%, 1.13%, 1.20%, 1.13%, 1.72% and
 .65% of average net assets of the Short-Term Government,

                                                                 COMMERCE FUNDS
 Bond, Balanced, Growth and Income, Growth, International Equity and Missouri Tax-Free Intermediate Bond Funds, respectively. Effective February 6, 1998, the Advisor has voluntarily agreed to reimburse expenses (excluding interest, taxes, distribution expenses and extraordinary expenses) for the National Tax-Free Intermediate Bond Fund to the extent that such expenses exceed, on an annualized basis .70% of average net assets. Prior thereto, the expense limitation was .85% of average net assets. The effect of these reimbursements by the Advisor for the period ended April 30, 1999 was to reduce expenses by $31,983, $16,663 and $18,440 for the Short-Term Government, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds, respective-ly. The amount reimbursable to the Short-Term Government, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds at April 30, 1999, was $10,954, $328 and $2,468, respectively, and are netted in "Advisory fees payable" in the accompanying Statements of Assets and Liabilities.
  Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co., serves as the Trust's administrator, pursuant to an Ad-ministration Agreement. Under the Administration Agreement, GSAM administers the Trust's business affairs. As compensation for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each Fund.
  Goldman, Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge im-posed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund is 2.00%; for all other Funds' Service Shares, the maximum sales charge is 3.50%. Effective November 1, 1998, the 3.50% sales charge was removed from Institutional
 Shares of the National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds. Goldman Sachs & Co. has advised the Trust that it has retained approximately $13,000 on the sale of shares of the Funds for the six months ended April 30, 1999.
  The Trust, on behalf of each Fund (except the National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), has adopted a Dis-tribution Plan for the Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the distribution plan, payments by each Fund for distribution ex-penses may not exceed .25% (annualized) of the average daily net assets of the Fund's Service Shares.
  Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Advisor and its affiliates ("Service Organizations"), under which they will render share-holder administration support services. For these services, the Service Orga-nizations are entitled to receive fees from a Fund at an annual rate of up to .25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations

 4. INVESTMENT TRANSACTIONS

 Purchases and proceeds from sales or maturities of long-term securities for the six months ended April 30, 1999 were as follows:

 Short-Term Government Fund
 Purchases (excluding U.S. Government securities)  $ 2,479,394
 Sales (excluding U.S. Government securities)        2,396,347
 Purchases of U.S. Government securities            19,993,240
 Sales of U.S. Government securities                 9,675,460
 -------------------------------------------------------------
 Bond Fund
 Purchases (excluding U.S. Government securities)  $53,757,013
 Sales (excluding U.S. Government securities)       15,837,464
 Purchases of U.S. Government securities            45,017,612
 Sales of U.S. Government securities                34,613,806
 -------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements (continued)
April 30, 1999 (unaudited)

 Balanced Fund
 Purchases (excluding U.S. Government securities)  $29,238,793
 Sales (excluding U.S. Government securities)       36,055,046
 Purchases of U.S. Government securities             9,892,851
 Sales of U.S. Government securities                 3,302,024
 -------------------------------------------------------------
 Growth and Income Fund
 Purchases (excluding U.S. Government securities)  $29,078,666
 Sales (excluding U.S. Government securities)       42,263,591
 Purchases of U.S. Government securities                    --
 Sales of U.S. Government securities                        --
 -------------------------------------------------------------
 Growth Fund
 Purchases (excluding U.S. Government securities)  $80,033,575
 Sales (excluding U.S. Government securities)       96,201,608
 Purchases of U.S. Government securities                    --
 Sales of U.S. Government securities                        --
 -------------------------------------------------------------
 MidCap Fund
 Purchases (excluding U.S. Government securities)  $61,670,786
 Sales (excluding U.S. Government securities)       79,068,996
 Purchases of U.S. Government securities                    --
 Sales of U.S. Government securities                        --
 -------------------------------------------------------------
 International Equity Fund
 Purchases (excluding U.S. Government securities)  $11,795,097
 Sales (excluding U.S. Government securities)       17,927,914
 Purchases of U.S. Government securities                    --
 Sales of U.S. Government securities                        --
 -------------------------------------------------------------
 National Tax-Free Intermediate Bond Fund
 Purchases (excluding U.S. Government securities)  $10,495,282
 Sales (excluding U.S. Government securities)        5,190,769
 Purchases of U.S. Government securities                    --
 Sales of U.S. Government securities                        --
 -------------------------------------------------------------
 Missouri Tax-Free Intermediate Bond Fund
 Purchases (excluding U.S. Government securities)  $ 7,804,912
 Sales (excluding U.S. Government securities)        3,354,004
 Purchases of U.S. Government securities                    --
 Sales of U.S. Government securities                        --
 -------------------------------------------------------------

                                                                 COMMERCE FUNDS
 5. CONCENTRATION OF RISK

 Under normal conditions, the Missouri Tax-Free Intermediate Bond and National Tax-Free Intermediate Bond Funds will invest at least 80% of their net assets in tax-exempt securities. Although they do not expect to do so, the Funds may invest up to 20% of their net assets in private activity bonds that may sub-ject certain investors to the federal alternative minimum tax.

 In addition, the Missouri Tax-Free Intermediate Bond Fund invests substan-tially all of its assets in debt obligations of issuers located in the State of Missouri. The National Tax-Free Intermediate Bond Fund may invest signifi-cant amounts in selected states. The issuers' abilities to meet their obliga-tions may be affected by the states' economic and political developments.

 Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times the International Equity Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The Commerce Funds

Trustees
J. Eric Helsing, Chairman
Randall D. Barron
David L. Bodde
John J. Holland
Warren Weaver

Officers
Warren Weaver, President
Philip V. Giuca Jr., Vice President
Gordon F. Linke, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Vice President
Randall D. Barron, Treasurer
W.  Bruce McConnel III, Secretary
Michael J. Richman, Assistant Secretary
Howard B. Surloff, Assistant Secretary




This Semiannual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Commerce Bank, N.A., its parent, or affiliates, and the shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves investment risks including the possible loss of the principal amount invested. The Commerce Funds are advised by Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

INVESTMENT ADVISER
Commerce Bank, N.A.

INVESTMENT SUB-ADVISER,
INTERNATIONAL EQUITY FUND
Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
National Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman, Sachs & Co.
85 Broad Street
New York, New York 10004

ADMINISTRATOR
Goldman Sachs Asset Management
One New York Plaza
New York, New York 10004

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
1000 Walnut Street
Kansas City, Missouri 64106

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


[LOGO OF COMMERCE FUNDS APPEARS HERE]



8000 Forsyth Boulevard
Suite 606
St. Louis, Missouri 63105

922 Walnut Street
Suite 606
Kansas City, Missouri 64106

www.commercefunds.com
1-800-995-6365


CB 5026
Date of first use: 6/28/99